February 28, 2005

Mr. William J Kotapish, Esq.
Assistant Director
Office of Insurance Products
The United States Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506

Subject: Request for Approval to File Registration Statements Pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933

Dear Mr. Kotapish,

On behalf of American National Variable Annuity Separate Account and American National Variable Life Separate Account (collectively, the “Companies”), I respectfully request approval to file Post-Effective Amendments to the variable annuity registration statements listed on page 2 of this letter pursuant to Rule 485 (b)(1)(vii) of the Securities Act of 1933.

The purpose of this Post-Effective Amendment is to add disclosure regarding the risks of frequent transfers among the subaccounts and the registrants’ policies and procedures regarding frequent transfers.

The Companies request that the registration statement filed pursuant to Rule 485(a) under the Securities Act of 1933 on (SEC File No. 333-30318) serve as a “template” for the registration statements listed below. The Companies respectfully request approval to file the registration statements listed below pursuant to Rule 485(b)(1)(vii).

Prototype Registration Statement

Separate Account	Company	Securities Act of 1933 File No.	Investment Company Act of 1940 File No.
American National Variable Annuity Separate Account	American National Insurance Company	333-30318	811-07600

The Companies propose to amend the following registration statements for the purpose described by page 1 of this letter.

Separate Account	Company	Securities Act of 1933 File No.	Investment Company Act of 1940 File No.
American National Variable Life Separate Account	American National Insurance Company	333-53122	811-06160
American National Variable Life Separate Account	American National Insurance Company	33-36525	811-06160
American National Variable Life Separate Account	American National Insurance Company	333-47321	811-06160
American National Variable Life Separate Account	American National Insurance Company	333-79153	811-06160

The Companies represent that:

•	Any disclosure changes in the template filing will be substantially identical to disclosure changes to be reflected in the replicate filings;

•	Because the replicate filings are substantially identical to the template filing, the Companies will be able to revise the replicate filings effectively to reflect Staff comments made to the template filing;

•	The replicate filings will effectively incorporate changes made to disclosure included in the template filing in response to Staff comments; and

•	No replicate filing will include any changes that will otherwise make it ineligible for filing pursuant to Rule 485(b) under the Securities Act of 1933.

Thank you for your consideration in this matter. Should you have any questions, please contact me at (409) 621-7739.

Sincerely,

Dwain A. Akins, J.D.
Vice President
Corporate Compliance

Enc.

CC: Mr. Curtis A. Young
U.S. Securities and Exchange Commission
450 Fifth Street Plaza, N.W.
Mail Stop 0506
Washington, D.C. 20549-0506

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Post-Effective Amendment No. 5

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENTCOMPANY
ACT OF 1940

Amendment No. 35

American National Variable Annuity Separate Account
(Exact Name of Registrant)

American National Insurance Company
(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550
(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661
(Depositor’s Telephone Number, Including Area Code)

Agent for service:	Please send copies of communications to:
Dwain Akins, Esq.,Vice President	Jerry L. Adams
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Name and Address of Agent For Service

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission in 2004 for the Registrant's fiscal year ending December 31, 2004.
(Approximate Date of Proposed Public Offering)

        It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b) of Rule 485. On May 1, 2004 pursuant to paragraph (b) of Rule 485.

60 days after filing pursuant to paragraph (a)(1) of Rule 485.

On May 1, 2005 pursuant to paragraph (a)(1) of Rule 485.

                 If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

WEALTHQUEST III VARIABLE ANNUITY

Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
Prospectus May 1, 2004 1-800-306-2959

This prospectus describes a deferred variable annuity contract issued to either individuals or groups depending upon the state in which the contract is issued. (See the “Type of Contract” provision of this prospectus.) You can allocate your contract value to American National Variable Annuity Separate Account (“the Separate Account”), which reflects the investment performance of the Portfolios selected by you, and our Fixed Account which earns a guaranteed minimum rate. Each subaccount of the Separate Account invests in shares of a corresponding portfolio listed below:

American National Investment Accounts, Inc.
American National Growth Portfolio American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio
American National Money Market Portfolio
Fidelity Variable Insurance Products Service Class 2
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Contrafund® Portfolio
VIP Aggressive Growth Portfolio
VIP Growth Opportunities Portfolio
T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio Limited-Term Bond Portfolio
MFS Variable Insurance Trust
Capital Opportunities Portfolio
Emerging Growth Portfolio
Research Portfolio
Investors Trust Portfolio	Federated Insurance Series
Federated Capital Income Fund II
Federated Growth Strategies Fund II
Federated High Income Bond Fund II
Federated Equity Income Fund II
The Alger American Fund Class O Shares
Alger American Small Capitalization Portfolio
Alger American Growth Portfolio
Alger American MidCap Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American Income & Growth Portfolio
Alger American Balanced Portfolio
AIM Variable Insurance Funds+
INVESCO VIF-Health Sciences Fund
INVESCO VIF-Small Company Growth Fund
INVESCO VIF-Utilities Fund
INVESCO VIF-Dynamics Fund
INVESCO VIF-Financial Services Fund
INVESCO VIF-Technology Fund
AIM V.I. Real Estate Fund

* Not available for investment in contracts issued on or after May 1, 2004
+Effective April 30, 2004, the INVESCO VIF Telecommunications Fund was merged into the INVESCO VIF Technology Fund pursuant to a Plan of Reorganization approved by the shareholders of the funds. Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund was closed. See the “Allocation of Purchase Payments” provision of this prospectus.
This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI appears on the last page of this prospectus. The SEC maintains an Internet Web site (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI, and other information regarding companies that file electronically with the SEC. For more information on the Portfolios, see their prospectuses.
The Securities and ExchangeCommission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Interests in the contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The contract involves investment risk, including possible loss of principal.

Please Read This Prospectus Carefully and Keep It For Future Reference

Form 4879 Rev 5-04

TABLE OF CONTENTS
Page
Glossary	4
Synopsis	6
What is the Purpose of the Contract?
What are my Investment Options?
How do I purchase a contract?
How do I allocate purchase payments?
Can I transfer amounts between the Investment alternatives?
What is the death benefit under the contract?
Can I get my money if I need it?
How can I receive annuity payments?
What are the charges and deductions under the contract?
What are the tax consequences associated with the contract?
If I have questions, where can I go?
Fee Tables	10
Expenses Before the Annuity Date
Contract Owner Transaction Expenses
Sales Load as a Percentage of Purchase Payments
Deferred Sales Load (“Surrender Charge”)
Periodic Charges Other Than Portfolio Expenses
Annual Portfolio Expenses
Expenses During the Annuity Period
Accumulation Unit Values	13
Contract	29
Type of Contract
Contract Application and Purchase Payments
Allocation of Purchase Payments
Crediting of Accumulation Units
Allocation of Charges and Other Deductions to the Subaccounts
and the Fixed Account
Determining Accumulation Unit Values
Transfers
Special Programs
Charges and Deductions	33
Surrender Charge
Other Charges
Deduction of Fees
Exception to Charges
Distributions Under the Contract	36
Distributions Before Annuity Date
Surrenders
Systematic Withdrawal Program
Waiver of Surrender Charges
Death Benefit Before Annuity Date
Minimum Guaranteed Death Benefit Rider
3% Guaranteed Death Benefit Rider
5% Guaranteed Death Benefit Rider
Distributions During the Annuity Period
Election of Annuity Option
Allocation of Benefits
Annuity Options
Value of Variable Annuity Payments: Assumed Investment Rates
Annuity Provisions
The Company, Separate Account and Funds	44
American National Insurance Company
The Separate Account
The Funds
Changes in Investment Options
Fixed Account
Federal Tax Matters	51
Introduction
Tax Status of the Contracts
Taxation of Annuities in General
Withdrawals
Penalty Tax
Annuity Payments
Taxation of Death Benefit Proceeds
Transfers or Assignments of a Contract
Required Distributions
Withholding
Multiple Contracts
Exchanges
Taxation of Qualified Contracts
Distributions from Qualified Contracts
Possible Changes in Taxation
All Contracts
Investment Performance	57
Distribution of the Contract	57
Legal Proceedings	59
Financial Statements	59
Additional Information	59
Statement of Additional Information- Table of Contents	60

GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by us and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner’s death.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Annuitant. The person or persons who will receive annuity payments.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of variable annuity payments.

Company (“we”, “our” or “us” ). American National Insurance Company.

Contract. The contract described in this prospectus.

Contract Owner (“you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Fund.     An open-end management investment company, or “mutual fund”, in which the Separate Account invests.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

General Account. All of our assets except those segregated in separate accounts.

Non-Qualified Contract. A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.

Subaccount.     A subdivision of the Separate Account that invests in a corresponding portfolio of an open-end management investment company, or “mutual fund”.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date. Each day the New York Stock Exchange (“NYSE”) is open for regular trading, except for the day after Thanksgiving and December 23 and 24. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period. The close of business on one Valuation Date to the close of business on the next.

Variable Annuity. An annuity with payments and value that vary in dollar amount based on performance of the investments you chose.

SYNOPSIS

What is the Purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the Plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are my Investment Options?

You can invest your Purchase Payments in one or more of the subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each subaccount and corresponding Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. (See the “Funds” provision of this prospectus.) There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.

You can also invest in our Fixed Account.

How do I purchase a contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our home office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a qualified plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1200 per year. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.

For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See the “Contract Application and Purchase Payments” provision of this prospectus.)

How do I allocate purchase payments?

You can allocate your Purchase Payments among the available subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one investment option. The minimum initial allocation into any subaccount and into the Fixed Account is $100.

Can I transfer amounts among the Investment alternatives?

You can make transfers among subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. Transfers from our Fixed Account after the Annuity Date are not permitted. Before the Annuity Date, any transfer after the first twelve transfers in a Contract Year will be subject to a $10.00 exchange fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying portfolios or other Contract Owners. (See the “Transfers” provision of this prospectus.)

What is the death benefit under the contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date notice of death is received at our home office, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date notice of death is received at our home office. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See the “Death Benefit Before Annuity Date” subsection of this prospectus.)

Can I get my money if I need it?

By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See the “Taxation of Qualified Contracts” provision under the section “Federal Tax Matters” of this prospectus.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See the “Surrenders” provision of this prospectus.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See the “Annuity Options” provision of this prospectus.)

How can I receive annuity payments?

You can choose from a number of annuity payment options, which include

• monthly payments for a number of years

• payments for life

• payments made jointly

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Portfolios. (See the “Annuity Options” provision of this prospectus.)

What are the charges and deductions under the contract?

For the charges and deductions that apply, see the “Fee Tables” immediately following this section and see the “Charges and Deductions ” section of this prospectus.

What are the tax consequences associated with the contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59½.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See the “Federal Tax Matters” section of this prospectus.)

If I have questions, where can I go?

If you have any questions about the Contract, you can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893 or call us at 1-800-306-2959.

FEE TABLES

Expenses Before the Annuity Date

The following summarizes the charges we will make before the Annuity Date. It also summarizes the fees and expenses of the Portfolios. You should consider this information with the information under the section “Charges and Deductions ” in this prospectus.

Contract Owner Transaction Expenses

Sales Load as a Percentage of Purchase Payments 0%

Deferred Sales Load (“Surrender Charge”)

• Free Withdrawal Amount

In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the “Free Withdrawal Amount”) penalty free. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the free withdrawal amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See the “Surrender Charge” provision in this prospectus )

• Calculation of Surrender Charges

Surrender Charges vary depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a first paid, first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

Number of Completed Years Since Purchase Payment Made	Surrender Charge as a Percentage of the Purchase Payment Withdrawn or Surrendered
Less than 1 1 2 3 4 5 6 7 and thereafter	7.0% 7.0% 6.0% 5.0% 4.0% 3.0% 2.0% 0.0%

EXCHANGE FEE $ 10
A fee of $10 is charged for transfers among the subaccounts and Fixed Account after 12 transfers per Contract Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract not including Portfolio fees and expenses.

ANNUAL CONTRACT FEE $ 35¹
SEPARATE ACCOUNT ANNUAL EXPENSES

Base Policy Only		Base Policy Plus Enhanced Death Benefit
		Guar. Min. Rider	3% Rider	5% Rider
(as percentage of average net assets)
Mortality Risk	0.70%	0.80%	0.90%	1.05%
Expense Risk Fee	0.40%	0.40%	0.40%	0.40%
Administrative Asset Fee	0.10%	0.10%	0.10%	0.10%
Total Separate Account Annual Expenses	1.20%	1.30%	1.40%	1.55%

1Annual Contract Fee is not charged if all of your Accumulation Value is in Fixed Account or is greater than $50,000 on the last day of a Contract Year.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolios fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses¹	0.60%	3.14%
(before fee waivers or reimbursements)

1Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.25%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable

Expenses During the Annuity Period

During the Annuity Period, we will charge the separate account a mortality risk fee of .70% and an expense risk fee of .45%. The Portfolios corresponding to the subaccounts in which you have invested will charge the portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Examples

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 1189	$ 1203	$ 1093	$ 799

If you do not surrender your Contract

1 year	3 years	5 years	10 years
$ 527	$ 578	$ 634	$ 799

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the separate account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the separate account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

Accumulation Unit Values
For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
Alger American Balanced Portfolio
Acccumulation unit value at beginning of period	$0.783	$0.903	$0.933
Accumulation unit value at end of period	$0.920	$0.783	$0.903
Number of accumulation units outstanding at end of period	987,473	807,878	44,883
Alger American Growth Portfolio
Acccumulation unit value at beginning of period	$0.486	$0.734	$0.844
Accumulation unit value at end of period	$0.649	$0.486	$0.734
Number of accumulation units outstanding at end of period	515,856	475,928	86,053
Alger American Income And Growth Portfolio
Acccumulation unit value at beginning of period	$0.546	$0.802	$0.949
Accumulation unit value at end of period	$0.701	$0.546	$0.802
Number of accumulation units outstanding at end of period	92,239	91,271	41,849
Alger American Leveraged Allcap Portfolio
Acccumulation unit value at beginning of period	$0.432	$0.661	$0.797
Accumulation unit value at end of period	$0.575	$0.432	$0.661
Number of accumulation units outstanding at end of period	312,992	259,540	58,083
Alger American Mid Cap Growth Portfolio
Acccumulation unit value at beginning of period	$0.614	$0.882	$0.957
Accumulation unit value at end of period	$0.897	$0.614	$0.882
Number of accumulation units outstanding at end of period	165,356	58,359	50,831
Alger American Small Capitalization Portfolio
Acccumulation unit value at beginning of period	$0.435	$0.597	$0.820
Accumulation unit value at end of period	$0.612	$0.435	$0.597
Number of accumulation units outstanding at end of period	38,235	13,984	10,025
American National Balanced Portfolio
Acccumulation unit value at beginning of period	$0.857	$0.929	$0.987
Accumulation unit value at end of period	$1.016	$0.857	$0.929
Number of accumulation units outstanding at end of period	470,378	184,293	96,328
American National Equity Income Portfolio
Acccumulation unit value at beginning of period	$0.766	$0.903	$1.039
Accumulation unit value at end of period	$0.944	$0.766	$0.903
Number of accumulation units outstanding at end of period	380,154	272,783	231,855
American National Government Bond Portfolio
Acccumulation unit value at beginning of period	$1.183	$1.107	$1.045
Accumulation unit value at end of period	$1.192	$1.183	$1.107
Number of accumulation units outstanding at end of period	472,867	132,190	31,805
American National Growth Portfolio
Acccumulation unit value at beginning of period	$0.564	$0.788	$0.952
Accumulation unit value at end of period	$0.708	$0.564	$0.788
Number of accumulation units outstanding at end of period	62,589	42,827	68,227
American National High Yield Bond Portfolio
Acccumulation unit value at beginning of period	$0.947	$0.986	$0.994
Accumulation unit value at end of period	$1.108	$0.947	$0.986
Number of accumulation units outstanding at end of period	234,346	10,263	6,483

Accumulation Unit Values
Continued
For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
American National International Stock Portfolio
Acccumulation unit value at beginning of period	$0.515	$0.645	$0.851
Accumulation unit value at end of period	$0.692	$0.515	$0.645
Number of accumulation units outstanding at end of period	11,109	7,139	--
American National Money Market Portfolio
Acccumulation unit value at beginning of period	$1.033	$1.035	$1.018
Accumulation unit value at end of period	$1.026	$1.033	$1.035
Number of accumulation units outstanding at end of period	2,433,948	5,669,242	4,470,160
American National Small–Cap/ Mid Cap Portfolio
Acccumulation unit value at beginning of period	$0.127	$0.297	$0.663
Accumulation unit value at end of period	$0.232	$0.127	$0.297
Number of accumulation units outstanding at end of period	233,148	24,508	15,816
Federated Equity Income Fund II
Acccumulation unit value at beginning of period	$0.607	$0.775	$0.883
Accumulation unit value at end of period	$0.763	$0.607	$0.775
Number of accumulation units outstanding at end of period	62,499	64,587	3,864
Federated Growth Strategies Fund II
Acccumulation unit value at beginning of period	$0.471	$0.647	$0.845
Accumulation unit value at end of period	$0.652	$0.471	$0.647
Number of accumulation units outstanding at end of period	6,241	5,141	2,457
Federated High Income Bond Fund II
Acccumulation unit value at beginning of period	$0.921	$0.920	$0.919
Accumulation unit value at end of period	$1.112	$0.921	$0.920
Number of accumulation units outstanding at end of period	370,954	306,402	283,596
Federated Int'l Small Comp Fund II
Acccumulation unit value at beginning of period	$0.482	$0.591	$0.856
Accumulation unit value at end of period	$0.662	$0.482	$0.591
Number of accumulation units outstanding at end of period	--	7,616	5,931
Federated Utility Fund II
Acccumulation unit value at beginning of period	$0.616	$0.820	$0.957
Accumulation unit value at end of period	$0.734	$0.616	$0.820
Number of accumulation units outstanding at end of period	152,489	110,689	103,803
Fidelity VIP Aggressive Growth Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.626	$0.864	$--
Accumulation unit value at end of period	$0.806	$0.626	$0.864
Number of accumulation units outstanding at end of period	22,630	3,420	659

Accumulation Unit Values
Continued
For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
Fidelity VIP II Contrafund Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.740	$0.829	$0.959
Accumulation unit value at end of period	$0.937	$0.740	$0.829
Number of accumulation units outstanding at end of period	889,891	797,162	71,238
Fidelity VIP II Index 500 Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.610	$0.797	$0.921
Accumulation unit value at end of period	$0.772	$0.610	$0.797
Number of accumulation units outstanding at end of period	850,841	642,738	486,518
Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.572	$0.742	$0.881
Accumulation unit value at end of period	$0.731	$0.572	$0.742
Number of accumulation units outstanding at end of period	61,983	42,986	37,621
Fidelity VIP Mid Cap Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.921	$1.036	$--
Accumulation unit value at end of period	$1.258	$0.921	$1.036
Number of accumulation units outstanding at end of period	365,393	269,045	14,858
INVESCO VIF-Dynamics Fund
Acccumulation unit value at beginning of period	$0.547	$0.813	$--
Accumulation unit value at end of period	$0.745	$0.547	$0.813
Number of accumulation units outstanding at end of period	3,242	4,095	--
INVESCO VIF-Financial Services Fund
Acccumulation unit value at beginning of period	$0.806	$0.959	$--
Accumulation unit value at end of period	$1.032	$0.806	$0.959
Number of accumulation units outstanding at end of period	28,330	8,888	7,805
INVESCO VIF-Health Sciences Fund
Acccumulation unit value at beginning of period	$0.764	$1.025	$--
Accumulation unit value at end of period	$0.965	$0.764	$1.025
Number of accumulation units outstanding at end of period	59,190	21,253	2,968
INVESCO VIF-Real Estate Opportunity Fund
Acccumulation unit value at beginning of period	$1.081	$1.028	$--
Accumulation unit value at end of period	$1.482	$1.081	$1.028
Number of accumulation units outstanding at end of period	77,480	3,738	--
INVESCO VIF-Small Company Growth Fund
Acccumulation unit value at beginning of period	$0.595	$0.875	$--
Accumulation unit value at end of period	$0.785	$0.595	$0.875
Number of accumulation units outstanding at end of period	1,302	883	--
INVESCO VIF-Technology Fund
Acccumulation unit value at beginning of period	$0.371	$0.706	$--
Accumulation unit value at end of period	$0.532	$0.371	$0.706
Number of accumulation units outstanding at end of period	62,777	15,956	--
INVESCO VIF-Telecommunications Fund
Acccumulation unit value at beginning of period	$0.276	$0.569	$--
Accumulation unit value at end of period	$0.367	$0.276	$0.569
Number of accumulation units outstanding at end of period	72,446	6,539	6,141

Accumulation Unit Values
Continued
For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
INVESCO VIF-Utilities Fund
Acccumulation unit value at beginning of period	$0.560	$0.712	--
Accumulation unit value at end of period	$0.650	$0.560	$0.712
Number of accumulation units outstanding at end of period	13,193	3,454	--
MFS Capital Opportunities Series
Acccumulation unit value at beginning of period	$0.473	$0.681	$0.902
Accumulation unit value at end of period	$0.595	$0.473	$0.681
Number of accumulation units outstanding at end of period	119,085	91,725	65,929
MFS Emerging Growth Series
Acccumulation unit value at beginning of period	$0.361	$0.551	$0.840
Accumulation unit value at end of period	$0.464	$0.361	$0.551
Number of accumulation units outstanding at end of period	76,831	77,746	49,717
MFS Growth With Income Series
Acccumulation unit value at beginning of period	$0.650	$0.833	$1.004
Accumulation unit value at end of period	$0.785	$0.650	$0.833
Number of accumulation units outstanding at end of period	407,518	77,484	39,796
MFS Research Series
Acccumulation unit value at beginning of period	$0.517	$0.694	$0.893
Accumulation unit value at end of period	$0.638	$0.517	$0.694
Number of accumulation units outstanding at end of period	147,957	174,417	100,749
T. Rowe Price Equity Income Portfolio
Acccumulation unit value at beginning of period	$0.920	$1.072	$1.084
Accumulation unit value at end of period	$1.141	$0.920	$1.072
Number of accumulation units outstanding at end of period	1,088,766	938,974	107,564
T. Rowe Price International Stock Portfolio
Acccumulation unit value at beginning of period	$0.532	$0.659	$0.858
Accumulation unit value at end of period	$0.686	$0.532	$0.659
Number of accumulation units outstanding at end of period	448,455	418,239	--
T. Rowe Price Limited-Term Bond Portfolio
Acccumulation unit value at beginning of period	$1.148	$1.103	$1.031
Accumulation unit value at end of period	$1.183	$1.148	$1.103
Number of accumulation units outstanding at end of period	305,027	156,695	36,523
T. Rowe Price Mid-Cap Growth Portfolio
Acccumulation unit value at beginning of period	$0.765	$0.983	$1.005
Accumulation unit value at end of period	$1.045	$0.765	$0.983
Number of accumulation units outstanding at end of period	263,494	161,589	64,280

Accumulation Unit Values
For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
Alger American Balanced Portfolio
Acccumulation unit value at beginning of period	$0.778	$0.900	$0.932
Accumulation unit value at end of period	$0.913	$0.778	$0.900
Number of accumulation units outstanding at end of period	393	405	—
Alger American Growth Portfolio
Acccumulation unit value at beginning of period	$0.483	$0.732	$0.843
Accumulation unit value at end of period	$0.644	$0.483	$0.732
Number of accumulation units outstanding at end of period	—	—	—
Alger American Income And Growth Portfolio
Acccumulation unit value at beginning of period	$0.543	$0.800	$0.948
Accumulation unit value at end of period	$0.695	$0.543	$0.800
Number of accumulation units outstanding at end of period	1,367	1,386	—
Alger American Leveraged Allcap Portfolio
Acccumulation unit value at beginning of period	$0.429	$0.659	$0.796
Accumulation unit value at end of period	$0.570	$0.429	$0.659
Number of accumulation units outstanding at end of period	2,255	4,322	—
Alger American Mid Cap Growth Portfolio
Acccumulation unit value at beginning of period	$0.611	$0.879	$0.956
Accumulation unit value at end of period	$0.890	$0.611	$0.879
Number of accumulation units outstanding at end of period	38	—	—
Alger American Small Capitalization Portfolio
Acccumulation unit value at beginning of period	$0.433	$0.595	$0.819
Accumulation unit value at end of period	$0.608	$0.433	$0.595
Number of accumulation units outstanding at end of period	—	78,781	78,781
American National Balanced Portfolio
Acccumulation unit value at beginning of period	$0.852	$0.926	$0.986
Accumulation unit value at end of period	$1.009	$0.852	$0.926
Number of accumulation units outstanding at end of period	43,897	6,211	—
American National Equity Income Portfolio
Acccumulation unit value at beginning of period	$0.762	$0.900	$1.038
Accumulation unit value at end of period	$0.937	$0.762	$0.900
Number of accumulation units outstanding at end of period	28,025	—	—
American National Government Bond Portfolio
Acccumulation unit value at beginning of period	$1.177	$1.103	$1.044
Accumulation unit value at end of period	$1.183	$1.177	$1.103
Number of accumulation units outstanding at end of period	50,172	577	—
American National Growth Portfolio
Acccumulation unit value at beginning of period	$0.560	$0.785	$0.951
Accumulation unit value at end of period	$0.702	$0.560	$0.785
Number of accumulation units outstanding at end of period	—	—	—
American National High Yield Bond Portfolio
Acccumulation unit value at beginning of period	$0.941	$0.982	$0.993
Accumulation unit value at end of period	$1.100	$0.941	$0.982
Number of accumulation units outstanding at end of period	—	—	—

Accumulation Unit Values
Continued
For Contracts With 3% Guaranteed Death BenefitRider
Subaccount	2003	2002	2001
American National International Stock Portfolio
Acccumulation unit value at beginning of period	$0.513	$0.642	$0.850
Accumulation unit value at end of period	$0.686	$0.513	$0.642
Number of accumulation units outstanding at end of period	—	—	—
American National Money Market Portfolio
Acccumulation unit value at beginning of period	$1.027	$1.032	$1.017
Accumulation unit value at end of period	$1.018	$1.027	$1.032
Number of accumulation units outstanding at end of period	—	—	5,671
American National Small—-Cap/ Mid Cap Portfolio
Acccumulation unit value at beginning of period	$0.127	$0.296	$0.662
Accumulation unit value at end of period	$0.230	$0.127	$0.296
Number of accumulation units outstanding at end of period	—	—	—
Federated Equity Income Fund II
Acccumulation unit value at beginning of period	$0.604	$0.773	$0.882
Accumulation unit value at end of period	$0.758	$0.604	$0.773
Number of accumulation units outstanding at end of period	—	—	—
Federated Growth Strategies Fund II
Acccumulation unit value at beginning of period	$0.468	$0.645	$0.844
Accumulation unit value at end of period	$0.647	$0.468	$0.645
Number of accumulation units outstanding at end of period	—	—	—
Federated High Income Bond Fund II
Acccumulation unit value at beginning of period	$0.916	$0.916	$0.918
Accumulation unit value at end of period	$1.104	$0.916	$0.916
Number of accumulation units outstanding at end of period	—	—	—
Federated Int'l Small Comp Fund II
Acccumulation unit value at beginning of period	$0.479	$0.589	$0.855
Accumulation unit value at end of period	$0.657	$0.479	$0.589
Number of accumulation units outstanding at end of period	—	—	—
Federated Utility Fund II
Acccumulation unit value at beginning of period	$0.612	$0.817	$0.956
Accumulation unit value at end of period	$0.729	$0.612	$0.817
Number of accumulation units outstanding at end of period	—	—	—
Fidelity VIP Aggressive Growth Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.624	$0.862	$—
Accumulation unit value at end of period	$0.801	$0.624	$0.862
Number of accumulation units outstanding at end of period	—	—	—

Accumulation Unit Values
Continued
For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
Fidelity VIP II Contrafund Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.736	$0.826	$0.958
Accumulation unit value at end of period	$0.930	$0.736	$0.826
Number of accumulation units outstanding at end of period	208	75,093	74,882
Fidelity VIP II Index 500 Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.607	$0.794	$0.920
Accumulation unit value at end of period	$0.767	$0.607	$0.794
Number of accumulation units outstanding at end of period	447	116,710	116,249
Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.568	$0.739	$0.880
Accumulation unit value at end of period	$0.725	$0.568	$0.739
Number of accumulation units outstanding at end of period	—	—	—
Fidelity VIP Mid Cap Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.917	$1.034	$—
Accumulation unit value at end of period	$1.251	$0.917	$1.034
Number of accumulation units outstanding at end of period	1,462	2,675	—
INVESCO VIF—Dynamics Fund
Acccumulation unit value at beginning of period	$0.545	$0.812	$—
Accumulation unit value at end of period	$0.741	$0.545	$0.812
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF—Financial Services Fund
Acccumulation unit value at beginning of period	$0.803	$0.958	$—
Accumulation unit value at end of period	$1.027	$0.803	$0.958
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF—Health Sciences Fund
Acccumulation unit value at beginning of period	$0.761	$1.023	$—
Accumulation unit value at end of period	$0.959	$0.761	$1.023
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF—Real Estate Opportunity Fund
Acccumulation unit value at beginning of period	$1.077	$1.027	$—
Accumulation unit value at end of period	$1.474	$1.077	$1.027
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF—Small Company Growth Fund
Acccumulation unit value at beginning of period	$0.593	$0.873	$—
Accumulation unit value at end of period	$0.780	$0.593	$0.873
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF—Technology Fund
Acccumulation unit value at beginning of period	$0.369	$0.705	$—
Accumulation unit value at end of period	$0.529	$0.369	$0.705
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF—Telecommunications Fund
Acccumulation unit value at beginning of period	$0.275	$0.568	$—
Accumulation unit value at end of period	$0.365	$0.275	$0.568
Number of accumulation units outstanding at end of period	—	—	—

Accumulation Unit Values
Continued
For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
INVESCO VIF—Utilities Fund
Acccumulation unit value at beginning of period	$0.558	$0.710	$—
Accumulation unit value at end of period	$0.646	$0.558	$0.710
Number of accumulation units outstanding at end of period	—	—	—
MFS Capital Opportunities Series
Acccumulation unit value at beginning of period	$0.470	$0.679	$0.901
Accumulation unit value at end of period	$0.591	$0.470	$0.679
Number of accumulation units outstanding at end of period	—	—	—
MFS Emerging Growth Series
Acccumulation unit value at beginning of period	$0.359	$0.549	$0.839
Accumulation unit value at end of period	$0.461	$0.359	$0.549
Number of accumulation units outstanding at end of period	—	—	—
MFS Growth With Income Series
Acccumulation unit value at beginning of period	$0.647	$0.830	$1.003
Accumulation unit value at end of period	$0.779	$0.647	$0.830
Number of accumulation units outstanding at end of period	—	—	—
MFS Research Series
Acccumulation unit value at beginning of period	$0.514	$0.691	$0.892
Accumulation unit value at end of period	$0.633	$0.514	$0.691
Number of accumulation units outstanding at end of period	—	—	—
T. Rowe Price Equity Income Portfolio
Acccumulation unit value at beginning of period	$0.915	$1.068	$1.083
Accumulation unit value at end of period	$1.132	$0.915	$1.068
Number of accumulation units outstanding at end of period	68	58,213	58,111
T. Rowe Price International Stock Portfolio
Acccumulation unit value at beginning of period	$0.529	$0.656	$0.857
Accumulation unit value at end of period	$0.680	$0.529	$0.656
Number of accumulation units outstanding at end of period	—	—	—
T. Rowe Price Limited—Term Bond Portfolio
Acccumulation unit value at beginning of period	$1.142	$1.099	$1.030
Accumulation unit value at end of period	$1.174	$1.142	$1.099
Number of accumulation units outstanding at end of period	—	—	—
T. Rowe Price Mid—Cap Growth Portfolio
Acccumulation unit value at beginning of period	$0.760	$0.979	$1.004
Accumulation unit value at end of period	$1.037	$0.760	$0.979
Number of accumulation units outstanding at end of period	—	50,534	50,534

Accumulation Unit Values
For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
Alger American Balanced Portfolio
Acccumulation unit value at beginning of period	$0.775	$0.898	$0.932
Accumulation unit value at end of period	$0.908	$0.775	$0.898
Number of accumulation units outstanding at end of period	63,176	26,714	29,770
Alger American Growth Portfolio
Acccumulation unit value at beginning of period	$0.482	$0.730	$0.843
Accumulation unit value at end of period	$0.641	$0.482	$0.730
Number of accumulation units outstanding at end of period	511,503	579,244	878,646
Alger American Income And Growth Portfolio
Acccumulation unit value at beginning of period	$0.541	$0.798	$0.948
Accumulation unit value at end of period	$0.692	$0.541	$0.798
Number of accumulation units outstanding at end of period	160,729	220,923	219,725
Alger American Leveraged Allcap Portfolio
Acccumulation unit value at beginning of period	$0.428	$0.657	$0.796
Accumulation unit value at end of period	$0.567	$0.428	$0.657
Number of accumulation units outstanding at end of period	105,829	84,773	65,632
Alger American Mid Cap Growth Portfolio
Acccumulation unit value at beginning of period	$0.608	$0.877	$0.955
Accumulation unit value at end of period	$0.885	$0.608	$0.877
Number of accumulation units outstanding at end of period	124,320	115,182	91,161
Alger American Small Capitalization Portfolio
Acccumulation unit value at beginning of period	$0.431	$0.594	$0.819
Accumulation unit value at end of period	$0.604	$0.431	$0.594
Number of accumulation units outstanding at end of period	29,682	29,682	29,682
American National Balanced Portfolio
Acccumulation unit value at beginning of period	$0.849	$0.923	$0.985
Accumulation unit value at end of period	$1.003	$0.849	$0.923
Number of accumulation units outstanding at end of period	68,648	66,907	59,445
American National Equity Income Portfolio
Acccumulation unit value at beginning of period	$0.759	$0.897	$1.037
Accumulation unit value at end of period	$0.932	$0.759	$0.897
Number of accumulation units outstanding at end of period	124,971	75,357	75,400
American National Government Bond Portfolio
Acccumulation unit value at beginning of period	$1.172	$1.100	$1.044
Accumulation unit value at end of period	$1.177	$1.172	$1.100
Number of accumulation units outstanding at end of period	198,394	212,9411	8,712
American National Growth Portfolio
Acccumulation unit value at beginning of period	$0.558	$0.783	$0.951
Accumulation unit value at end of period	$0.699	$0.558	$0.783
Number of accumulation units outstanding at end of period	—	—	—
American National High Yield Bond Portfolio
Acccumulation unit value at beginning of period	$0.938	$0.980	$0.993
Accumulation unit value at end of period	$1.094	$0.938	$0.980
Number of accumulation units outstanding at end of period	55,180	55,209	30,251

Accumulation Unit Values
Continued
For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
American National International Stock Portfolio
Acccumulation unit value at beginning of period	$0.511	$0.641	$0.850
Accumulation unit value at end of period	$0.683	$0.511	$0.641
Number of accumulation units outstanding at end of period	23,484	23,484	23,484
American National Money Market Portfolio
Acccumulation unit value at beginning of period	$1.023	$1.029	$1.016
Accumulation unit value at end of period	$1.013	$1.023	$1.029
Number of accumulation units outstanding at end of period	98,997	118,289	454,685
American National Small-Cap/ Mid Cap Portfolio
Acccumulation unit value at beginning of period	$0.126	$0.295	$0.662
Accumulation unit value at end of period	$0.229	$0.126	$0.295
Number of accumulation units outstanding at end of period	—	—	—
Federated Equity Income Fund II
Acccumulation unit value at beginning of period	$0.601	$0.771	$0.881
Accumulation unit value at end of period	$0.754	$0.601	$0.771
Number of accumulation units outstanding at end of period	180,033	167,582	211,175
Federated Growth Strategies Fund II
Acccumulation unit value at beginning of period	$0.467	$0.644	$0.844
Accumulation unit value at end of period	$0.644	$0.467	$0.644
Number of accumulation units outstanding at end of period	5,368	—	—
Federated High Income Bond Fund II
Acccumulation unit value at beginning of period	$0.912	$0.914	$0.918
Accumulation unit value at end of period	$1.098	$0.912	$0.914
Number of accumulation units outstanding at end of period	40,013	40,013	11,331
Federated Int'l Small Comp Fund II
Acccumulation unit value at beginning of period	$0.477	$0.588	$0.855
Accumulation unit value at end of period	$0.654	$0.477	$0.588
Number of accumulation units outstanding at end of period	—	52,724	53,551
Federated Utility Fund II
Acccumulation unit value at beginning of period	$0.610	$0.815	$0.956
Accumulation unit value at end of period	$0.725	$0.610	$0.815
Number of accumulation units outstanding at end of period	27,436	27,447	25,683
Fidelity VIP Aggressive Growth Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.622	$0.861	$—
Accumulation unit value at end of period	$0.798	$0.622	$0.861
Number of accumulation units outstanding at end of period	—	—	—

Accumulation Unit Values
Continued
For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
Fidelity VIP II Contrafund Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.733	$0.824	$0.958
Accumulation unit value at end of period	$0.925	$0.733	$0.824
Number of accumulation units outstanding at end of period	279,346	191,852	79,700
Fidelity VIP II Index 500 Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.605	$0.792	$0.919
Accumulation unit value at end of period	$0.762	$0.605	$0.792
Number of accumulation units outstanding at end of period	595,731	624,508	322,927
Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.566	$0.737	$0.879
Accumulation unit value at end of period	$0.721	$0.566	$0.737
Number of accumulation units outstanding at end of period	—	—	—
Fidelity VIP Mid Cap Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.915	$1.033	$—
Accumulation unit value at end of period	$1.246	$0.915	$1.033
Number of accumulation units outstanding at end of period	103,718	98,157	520
INVESCO VIF-Dynamics Fund
Acccumulation unit value at beginning of period	$0.544	$0.811	$—
Accumulation unit value at end of period	$0.738	$0.544	$0.811
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF-Financial Services Fund
Acccumulation unit value at beginning of period	$0.801	$0.957	$—
Accumulation unit value at end of period	$1.022	$0.801	$0.957
Number of accumulation units outstanding at end of period	10,254	—	—
INVESCO VIF-Health Sciences Fund
Acccumulation unit value at beginning of period	$0.759	$1.022	$—
Accumulation unit value at end of period	$0.955	$0.759	$1.022
Number of accumulation units outstanding at end of period	27,658	17,133	17,133
INVESCO VIF-Real Estate Opportunity Fund
Acccumulation unit value at beginning of period	$1.074	$1.025	$—
Accumulation unit value at end of period	$1.468	$1.074	$1.025
Number of accumulation units outstanding at end of period	24,198	—	—
INVESCO VIF-Small Company Growth Fund
Acccumulation unit value at beginning of period	$0.592	$0.872	$—
Accumulation unit value at end of period	$0.777	$0.592	$0.872
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF-Technology Fund
Acccumulation unit value at beginning of period	$0.368	$0.704	$—
Accumulation unit value at end of period	$0.527	$0.368	$0.704
Number of accumulation units outstanding at end of period	—	—	—
INVESCO VIF-Telecommunications Fund
Acccumulation unit value at beginning of period	$0.275	$0.567	$—
Accumulation unit value at end of period	$0.363	$0.275	$0.567
Number of accumulation units outstanding at end of period	13,496	—	—

Accumulation Unit Values
Continued
For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
INVESCO VIF-Utilities Fund
Acccumulation unit value at beginning of period	$0.557	$0.710	$--
Accumulation unit value at end of period	$0.644	$0.557	$0.710
Number of accumulation units outstanding at end of period	--	--	--
MFS Capital Opportunities Series
Acccumulation unit value at beginning of period	$0.469	$0.677	$0.901
Accumulation unit value at end of period	$0.588	$0.469	$0.677
Number of accumulation units outstanding at end of period	123,533	126,514	194,373
MFS Emerging Growth Series
Acccumulation unit value at beginning of period	$0.359	$0.551	$0.839
Accumulation unit value at end of period	$0.461	$0.359	$0.551
Number of accumulation units outstanding at end of period	351,778	351,883	405,022
MFS Growth With Income Series
Acccumulation unit value at beginning of period	$0.644	$0.828	$1.003
Accumulation unit value at end of period	$0.775	$0.644	$0.828
Number of accumulation units outstanding at end of period	32,628	29,365	32,725
MFS Research Series
Acccumulation unit value at beginning of period	$0.514	$0.692	$0.892
Accumulation unit value at end of period	$0.631	$0.514	$0.692
Number of accumulation units outstanding at end of period	84,574	84,597	74,981
T. Rowe Price Equity Income Portfolio
Acccumulation unit value at beginning of period	$0.911	$1.066	$1.082
Accumulation unit value at end of period	$1.126	$0.911	$1.066
Number of accumulation units outstanding at end of period	289,108	245,269	98,605
T. Rowe Price International Stock Portfolio
Acccumulation unit value at beginning of period	$0.527	$0.655	$0.857
Accumulation unit value at end of period	$0.677	$0.527	$0.655
Number of accumulation units outstanding at end of period	--	--	--
T. Rowe Price Limited-Term Bond Portfolio
Acccumulation unit value at beginning of period	$1.137	$1.096	$1.029
Accumulation unit value at end of period	$1.168	$1.137	$1.096
Number of accumulation units outstanding at end of period	40,738	44,133	12,441
T. Rowe Price Mid-Cap Growth Portfolio
Acccumulation unit value at beginning of period	$0.757	$0.977	$1.004
Accumulation unit value at end of period	$1.032	$0.757	$0.977
Number of accumulation units outstanding at end of period	117,894	81,897	35,940

Accumulation Unit Values
For Contracts with Minimum Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
Alger American Balanced Portfolio
Acccumulation unit value at beginning of period	$0.780	$0.902	$0.933
Accumulation unit value at end of period	$0.917	$0.780	$0.902
Number of accumulation units outstanding at end of period	165,785	132,265	--
Alger American Growth Portfolio
Acccumulation unit value at beginning of period	$0.485	$0.733	$0.844
Accumulation unit value at end of period	$0.647	$0.485	$0.733
Number of accumulation units outstanding at end of period	100,225	97,795	41,065
Alger American Income And Growth Portfolio
Acccumulation unit value at beginning of period	$0.545	$0.801	$0.949
Accumulation unit value at end of period	$0.698	$0.545	$0.801
Number of accumulation units outstanding at end of period	16,779	16,834	3,822
Alger American Leveraged Allcap Portfolio
Acccumulation unit value at beginning of period	$0.430	$0.660	$0.797
Accumulation unit value at end of period	$0.572	$0.430	$0.660
Number of accumulation units outstanding at end of period	36,611	22,331	6,895
Alger American Mid Cap Growth Portfolio
Acccumulation unit value at beginning of period	$0.613	$0.881	$0.956
Accumulation unit value at end of period	$0.894	$0.613	$0.881
Number of accumulation units outstanding at end of period	151,328	197,707	31,582
Alger American Small Capitalization Portfolio
Acccumulation unit value at beginning of period	$0.434	$0.596	$0.820
Accumulation unit value at end of period	$0.610	$0.434	$0.596
Number of accumulation units outstanding at end of period	14,103	20,567	--
American National Balanced Portfolio
Acccumulation unit value at beginning of period	$0.855	$0.927	$0.986
Accumulation unit value at end of period	$1.013	$0.855	$0.927
Number of accumulation units outstanding at end of period	280,976	55,193	--
American National Equity Income Portfolio
Acccumulation unit value at beginning of period	$0.764	$0.901	$1.038
Accumulation unit value at end of period	$0.940	$0.764	$0.901
Number of accumulation units outstanding at end of period	475,821	229,992	102,253
American National Government Bond Portfolio
Acccumulation unit value at beginning of period	$1.180	$1.105	$1.045
Accumulation unit value at end of period	$1.188	$1.180	$1.105
Number of accumulation units outstanding at end of period	89,430	97,346	12,497
American National Growth Portfolio
Acccumulation unit value at beginning of period	$0.562	$0.787	$0.952
Accumulation unit value at end of period	$0.705	$0.562	$0.787
Number of accumulation units outstanding at end of period	44,199	12,202	2,838
American National High Yield Bond Portfolio
Acccumulation unit value at beginning of period	$0.944	$0.984	$0.994
Accumulation unit value at end of period	$1.104	$0.944	$0.984
Number of accumulation units outstanding at end of period	--	--	13,338

Accumulation Unit Values
Continued
For Contracts with Minimum Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
American National International Stock Portfolio
Acccumulation unit value at beginning of period	$0.514	$0.643	$0.851
Accumulation unit value at end of period	$0.689	$0.514	$0.643
Number of accumulation units outstanding at end of period	--	--	--
American National Money Market Portfolio
Acccumulation unit value at beginning of period	$1.030	$1.033	$1.017
Accumulation unit value at end of period	$1.022	$1.030	$1.033
Number of accumulation units outstanding at end of period	15,710	--	119,640
American National Small-Cap/ Mid Cap Portfolio
Acccumulation unit value at beginning of period	$0.127	$0.297	$0.663
Accumulation unit value at end of period	$0.231	$0.127	$0.297
Number of accumulation units outstanding at end of period	418,736	494,020	29,881
Federated Equity Income Fund II
Acccumulation unit value at beginning of period	$0.605	$0.774	$0.882
Accumulation unit value at end of period	$0.761	$0.605	$0.774
Number of accumulation units outstanding at end of period	43,458	16,684	--
Federated Growth Strategies Fund II
Acccumulation unit value at beginning of period	$0.470	$0.646	$0.845
Accumulation unit value at end of period	$0.650	$0.470	$0.646
Number of accumulation units outstanding at end of period	42,538	58,548	24,672
Federated High Income Bond Fund II
Acccumulation unit value at beginning of period	$0.919	$0.918	$0.919
Accumulation unit value at end of period	$1.108	$0.919	$0.918
Number of accumulation units outstanding at end of period	58,473	58,473	--
Federated Int'l Small Comp Fund II
Acccumulation unit value at beginning of period	$0.481	$0.590	$0.856
Accumulation unit value at end of period	$0.660	$0.481	$0.590
Number of accumulation units outstanding at end of period	--	--	--
Federated Utility Fund II
Acccumulation unit value at beginning of period	$0.614	$0.818	$0.957
Accumulation unit value at end of period	$0.732	$0.614	$0.818
Number of accumulation units outstanding at end of period	87,276	112,748	12,924
Fidelity VIP Aggressive Growth Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.625	$0.863	$--
Accumulation unit value at end of period	$0.804	$0.625	$0.863
Number of accumulation units outstanding at end of period	26,779	26,790	2,899

Accumulation Unit Values
Continued
For Contracts with Minimum Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
Fidelity VIP II Contrafund Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.738	$0.827	$0.959
Accumulation unit value at end of period	$0.934	$0.738	$0.827
Number of accumulation units outstanding at end of period	146,019	83,373	31,697
Fidelity VIP II Index 500 Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.609	$0.795	$0.920
Accumulation unit value at end of period	$0.770	$0.609	$0.795
Number of accumulation units outstanding at end of period	383,806	357,939	70,208
Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.570	$0.740	$0.880
Accumulation unit value at end of period	$0.728	$0.570	$0.740
Number of accumulation units outstanding at end of period	13,174	12,595	20,068
Fidelity VIP Mid Cap Portfolio (Class 2)
Acccumulation unit value at beginning of period	$0.919	$1.035	$--
Accumulation unit value at end of period	$1.254	$0.919	$1.035
Number of accumulation units outstanding at end of period	293,462	65,017	33,015
INVESCO VIF-Dynamics Fund
Acccumulation unit value at beginning of period	$0.546	$0.812	$--
Accumulation unit value at end of period	$0.743	$0.546	$0.812
Number of accumulation units outstanding at end of period	39,094	39,449	--
INVESCO VIF-Financial Services Fund
Acccumulation unit value at beginning of period	$0.805	$0.958	$--
Accumulation unit value at end of period	$1.030	$0.805	$0.958
Number of accumulation units outstanding at end of period	7,891	--	--
INVESCO VIF-Health Sciences Fund
Acccumulation unit value at beginning of period	$0.763	$1.024	$--
Accumulation unit value at end of period	$0.962	$0.763	$1.024
Number of accumulation units outstanding at end of period	38,216	38,714	2,012
INVESCO VIF-Real Estate Opportunity Fund
Acccumulation unit value at beginning of period	$1.079	$1.027	$--
Accumulation unit value at end of period	$1.478	$1.079	$1.027
Number of accumulation units outstanding at end of period	173,401	--	--
INVESCO VIF-Small Company Growth Fund
Acccumulation unit value at beginning of period	$0.594	$0.874	$--
Accumulation unit value at end of period	$0.783	$0.594	$0.874
Number of accumulation units outstanding at end of period	--	--	--
INVESCO VIF-Technology Fund
Acccumulation unit value at beginning of period	$0.370	$0.705	$--
Accumulation unit value at end of period	$0.530	$0.370	$0.705
Number of accumulation units outstanding at end of period	10,516	10,527	--
INVESCO VIF-Telecommunications Fund
Acccumulation unit value at beginning of period	$0.276	$0.568	$--
Accumulation unit value at end of period	$0.366	$0.276	$0.568
Number of accumulation units outstanding at end of period	90,070	90,131	--

Accumulation Unit Values
Continued
For Contracts with Minimum Guaranteed Death Benefit Rider
Subaccount	2003	2002	2001
INVESCO VIF-Utilities Fund
Acccumulation unit value at beginning of period	$0.559	$0.711	$--
Accumulation unit value at end of period	$0.648	$0.559	$0.711
Number of accumulation units outstanding at end of period	--	--	--
MFS Capital Opportunities Series
Acccumulation unit value at beginning of period	$0.472	$0.680	$0.902
Accumulation unit value at end of period	$0.593	$0.472	$0.680
Number of accumulation units outstanding at end of period	50,708	13,943	15,330
MFS Emerging Growth Series
Acccumulation unit value at beginning of period	$0.360	$0.550	$0.840
Accumulation unit value at end of period	$0.462	$0.360	$0.550
Number of accumulation units outstanding at end of period	43,804	47,180	9,997
MFS Growth With Income Series
Acccumulation unit value at beginning of period	$0.649	$0.831	$1.004
Accumulation unit value at end of period	$0.782	$0.649	$0.831
Number of accumulation units outstanding at end of period	67,995	57,313	6,418
MFS Research Series
Acccumulation unit value at beginning of period	$0.516	$0.693	$0.893
Accumulation unit value at end of period	$0.635	$0.516	$0.693
Number of accumulation units outstanding at end of period	31,861	31,861	8,073
T. Rowe Price Equity Income Portfolio
Acccumulation unit value at beginning of period	$0.918	$1.070	$1.084
Accumulation unit value at end of period	$1.137	$0.918	$1.070
Number of accumulation units outstanding at end of period	250,037	226,544	71,498
T. Rowe Price International Stock Portfolio
Acccumulation unit value at beginning of period	$0.530	$0.658	$0.858
Accumulation unit value at end of period	$0.683	$0.530	$0.658
Number of accumulation units outstanding at end of period	28,196	18,590	13,924
T. Rowe Price Limited-Term Bond Portfolio
Acccumulation unit value at beginning of period	$1.145	$1.101	$1.031
Accumulation unit value at end of period	$1.179	$1.145	$1.101
Number of accumulation units outstanding at end of period	76,748	57,680	26,109
T. Rowe Price Mid-Cap Growth Portfolio
Acccumulation unit value at beginning of period	$0.762	$0.981	$1.005
Accumulation unit value at end of period	$1.042	$0.762	$0.981
Number of accumulation units outstanding at end of period	46,519	43,312	2,782

CONTRACT

Type of Contract

This prospectus offers an individual deferred variable annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either Qualified or Non-Qualified.

In certain states, the Contract may be offered as a group contract with individual ownership represented by certificates. The discussion of Contracts in this prospectus applies equally to certificates under group contracts, unless the content specifies otherwise.

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact Us for specific information that may be applicable to your state.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See “Allocation of Purchase Payments”, following this provision.) If your application cannot be processed within five business days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five business days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our home office.

You have a “free look” period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted there from or (2) Accumulation Value plus any expenses deducted during such period. The “free look” period is established by state law and generally expires ten days after you receive a Contract. We require that Purchase Payments received by us be allocated to the subaccount that invests in the American National Money Market Portfolio until the end of the 15-day period after the Date of Issue. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the 15-day period effective when such payments are received at our home office. No Surrender Charges are assessed on refunds.

Allocation of Purchase Payments

After the end of the 15-day period after the Date of Issue, Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund will no longer accept new premiums, transfers from other subaccounts or the fixed account, including dollar cost averaging transfers and automatic rebalancing program transfers. The subaccount investing in the INVESCO VIF Telecommunication Fund will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation, dollar cost averaging program, automatic rebalancing program, or systematic withdrawal program. We will reassign the percentages previously assigned to the subaccount investing in the INVESCO VIF Telecommunication Fund to the subaccount investing in the American National Money Market Portfolio until we receive different instructions from you. If you want us to treat your allocations differently, please submit your written instructions to us or if you have a telephone authorization on file call us at 1-800-306-2959.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

• collect charges (except annual contract fee, which is allocated pro-rata only among the subaccounts)

• pay surrender value

• provide benefits

We will immediately reinvest dividends and capital gain distributions received from a Portfolio at net asset value in shares of that Portfolio.

Determining Accumulation Unit Values

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by multiplying the Accumulation Unit value for the preceding Valuation Date by a net investment factor for that subaccount. The net investment factor is determined on each subaccount on each Valuation Date as follows:

• add the per share amount of any dividends or capital gains distributions declared by the corresponding Portfolio during the Valuation Period to the net asset value of a share in the Portfolio at the close of business on such Valuation Date;

• divide by the net asset value of a share in the Portfolio on the preceding Valuation Date; and

• subtract the applicable administrative asset fee and mortality and expense risk fees.

We will calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. Investment performance of the Portfolios will increase or decrease the Accumulation Unit value for each corresponding subaccount, the Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit value for each subaccount.

Transfers

Transfers Before Annuity Date. You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

• Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.

• The minimum amount which may remain in a subaccount after a transfer is $1,000.

• Each Contract Year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account or (2) $1,000 unless you are participating in the Dollar Cost Averaging Program.

• The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See the “Exchange Fee” provision of this prospectus.)

We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging fixed account.

Market Timing. The Contract is not appropriate for market timing or any other kind of programmed, large, or frequent transfers. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as “Market Timing”. Market Timing can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

• When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Marketing Timing is often referred to as “arbitrage,” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

• When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

• When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Market Timing. If investors in a Portfolio engage in Market Timing, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

• When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Market Timing. Market Timing often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

Transfer Limitations. In an attempt to protect the Contract Owners and other investors in the Portfolios from the adverse effects of Market Timing, and without in any way limiting our ability to determine that other situations or practices adversely affect other Contract Owners, a Portfolio, or any other investors in the Portfolio, if, within any 120-day period, you make more than one “Buy-Sell Transaction,” as defined below, we may refuse to honor such transfer or place restrictions on your transfer privileges. A “Buy-Sell Transaction” shall mean the transfer of units out of a Subaccount in which you made a purchase of units within the 60-day period prior to such transfer. Purchases and transfers made under any special programs, such as dollar cost averaging or rebalancing, are not included in the definition of a Buy-Sell Transaction.

We have implemented policies and procedures designed to deter Market Timing transfers. We will review transfer requests and transaction logs in an attempt to identify Buy-Sell Transactions. When we identify a Buy-Sell Transaction which violates the above standard, we may refuse to honor or process the transfer and/or place restrictions on your transfer privileges. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Marketing Timing or otherwise potentially harmful to others, that the transfer has not been honored, and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Market Timing policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Market Timing standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Marketing Timing, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Market Timing, such as dollar or percentage limits on transfers. We may change our standards to monitor for a different number of transfers with different time periods, and we may include other factors, such as the size of transfers made by Contract Owners within given periods of time, as well as the number of Buy-Sell Transactions into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential Market Timing and other potentially harmful activity, we may aggregate transfers made in two or more Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control. We may vary our Market Timing policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. We may vary our Market Timing policies and procedures among our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. We may not always apply Marketing Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Market Timing or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Market Timing or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Contract Owners seeking to engage in Marketing Timing may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological limitations, and legal considerations. The identification of Contract Owners determined to be engaged in Market Timing or other transfer activity that may adversely affect other Contract Owners or other investors in the Portfolios involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing policies and procedures will detect all Marketing Timing.

In addition to the standards and procedures described in this prospectus, each of the Portfolios may have its own Market Timing policies and procedures with respect to transfers of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Market Timing policies and procedures of a Portfolio may be different, and more or less restrictive, than the Market Timing policies and procedures of other Portfolios and the Market Timing policies and procedures for the Contract described in this prospectus. You should be aware that we may not have the contractual obligation or the operational capability to fully monitor Contract Owners’ transfer requests and apply the Market Timing policies and procedures of the Portfolios. Accordingly, you should assume that the sole protection you have against potential Market Timing harm is the protection, if any, provided by the Marketing Timing policies and procedures for the Contract described in this prospectus. Managers of the Portfolios may contact us if they believe or suspect that there is Market Timing or other potentially harmful trading, and, if so, we will take appropriate action in an attempt to protect others. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios’ policies and procedures on Market Timing activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should also be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios’ ability to apply their respective Market Timing policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Market Timing in variable contracts issued by other insurance companies or among Portfolios available to retirement plan participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from Contract Owners engaged in Market Timing, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Contract Owners.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the separate account’s net assets.

Transfers after the Annuity Date. You may elect to transfer your Accumulation Units to either one or more subaccounts or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract Year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before any annuity payment date. Transfers from the Fixed Account to the subaccounts are not permitted during the Annuity Period.

Special Programs

• Dollar Cost Averaging Program — If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a subaccount or the Fixed Account to any subaccount(s). The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone. You can request participation in or discontinue the dollar cost averaging program at any time.

• Fixed Account Dollar Cost Averaging Program – If you participate in the fixed account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging fixed account options until it is transferred to the subaccounts or the Fixed Account as selected by you. The two options you must select from are a six-month or a twelve-month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging fixed account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six or twelve months of the allocation date, which will be the Date of Issue. In our discretion, we may change the rate that we set for new allocations to the dollar cost averaging fixed account options. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for Purchase Payments received on or prior to the Date of Issue. The minimum Purchase Payment to participate in the program is $10,000. If you terminate the fixed account dollar cost averaging program any remaining balance in the fixed account dollar cost averaging option will be transferred to the Fixed Account.

Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.

• Rebalancing Program — Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone. You can request participation in or discontinue such special program at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See the “Deferred Sales Load (‘Surrender Charge’)” provision of this prospectus.)

Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

• Example 1 — Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000. Accordingly, $4,000 of your withdrawal will be free of surrender charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

• Example 2 — Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract before the annuity date is subject to certain other charges:

• Administrative Charges

A $35 annual contract fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

An administrative asset fee charged daily against the separate account at an annual rate of 0.10%.

• Premium Taxes

Premium Taxes (which presently range from 0% to 3.5% will be deducted from Purchas Payments if assessed by a state.

• Mortality and Expense Risk Fees

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as the Annuitant may live. In addition, we are at risk for the death benefits payable under the Contract.

For our promises to accept these risks, mortality and expense risk fee will be assessed daily against the separate account during the Accumulation Period at a rate of 1.1% per annum, and during the Annuity Period at a rate of 1.15% per annum. There are no other Contract charges during the Annuity Period.

If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.1% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.20% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.35% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees.

• Charges for Taxes

Presently, there are none. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

• Exchange Fee

A $10.00 exchange fee is charged for transfers among the subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.

Deduction of Fees

Deductions for annual contract fees will be prorated among the subaccounts.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce our sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

• If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered.

• A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Surrender value is determined by:

• multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value

• adding any Accumulation Value in the Fixed Account

• deducting any surrender charge

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See the “Federal Tax Matters” section of this prospectus.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See the “Taxation of Qualified Contracts” provision of this prospectus.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70 1/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see “Minimum Distributions Program” in the Statement of Additional Information. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

 Confinement Waiver -The surrender charge will be waived upon written proof from a licensed physician that you have been confined in any of the following facilities for at least 60 consecutive days:

         • a hospital which

(1)	is licensed or recognized by the state in which it is located;

(2)	provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis;

(3)	charges for its services; and

(4)	provides 24-hour nursing service by or under the supervision of a graduate registered nurse (R.N.)

         • a convalescent care facility which

(1)	is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility , a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility;

(2)	provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.);

(3)	maintains a daily record of each patient and makes your record available for review by us; and

(4)	administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice.

         • a hospice facility which

(1)	is licensed, certified or registered by the state in which it is located as a hospice facility;

(2)	provides a formal care program for terminally ill patients whose life expectancy is less that 6 months; and

(3)	provides services on an inpatient basis as directed by a physician.

This waiver is not available

(1)	if you are confined in a hospital, nursing home or hospice facility on the Date of Issue

(2)	if the application is signed by power of attorney;

(3)	if you are more than age 80 on the Date of Issue;

(4)	if you enter the hospital, convalescent care facility or hospice facility within 90 days from the Date of Issue; or

(5)	concerning surrenders or withdrawals requested more than 90 days after the last day of confinement in such facility.

 Disability Waiver - The surrender charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following requirements:

        • proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits;

        • proof of continued disability; and

        • examination by a licensed physician chosen by us at our option.

This waiver is not available

(1)	if you are receiving Social Security Disability Benefits on the Date of Issue

(2)	if you are age 65 or older;

(3)	if you were diagnosed with a terminal illness before the Date of Issue; or

(4)	if you reside in certain states.

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the Accumulation Value.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not a natural person, the enhanced death benefit applies to the Annuitant’s death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider can not be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three optional Enhanced Death Benefit Riders:

(1)	minimum guaranteed death benefit rider:

(2)	3% guaranteed death benefit rider; and

(3)	5% guaranteed death benefit rider.

Minimum Guaranteed Death Benefit Rider

We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six Contract Year period, the minimum guaranteed death benefit will equal the greater of:

(1)	the Accumulation Value at the start of such six Contract Year period; or

(2)	the minimum guaranteed death benefit at the start of the immediately preceding six Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related surrender charge).

Example 1 — Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

Example 2 — Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract’s Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

•	multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary ($1,000) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 — Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by

•	dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

•	multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary ($3,600) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider

The 3% guaranteed death benefit is equal to (a) your total Purchase Payments, (b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death or;

(1)	the day of the oldest Contract Owner’s 85th birthday, or

(2)	if the Contract Owner is a not a natural person, the oldest Annuitant’s 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.

5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described in the “Annuity Options” provision of this prospectus. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary, are described below under the subsection “Distributions During the Annuity Period.”

DISTRIBUTIONS DURING THE ANNUITY PERIOD

All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. No election can be made unless such election would produce an initial annuity payment of at least $100. Our consent is required for any payment to a corporation, association, partnership, or trustee.

Election of Annuity Option

•	Non-Qualified Contracts- Non-Qualified Contracts- The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant’s age 85 and annuity payments must begin not later than Annuitant’s age 95. If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this prospectus.)

•	Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after age 85 and, under the Internal Revenue Code, annuity payments must begin not later than age 95, or in some cases, the later of April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2 or retires.

If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this prospectus.)

Once an annuity payment is made, the annuity option cannot be changed to another annuity option.

Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.

Annuity Options

The following annuity options are available.

•	Option 1 — Life Annuity – Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

•	Option 2 — Life Annuity with ten or 20 Years Certain and Life Thereafter – An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

•	Option 3 — Unit Refund Life Annuity – Available on variable basis payments only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

•	Option 4 — Joint and Survivor Annuity – An annuity payable monthly during the joint lifetime of two named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

•	Option 5 — Installment Payments, Fixed Period – An amount payable monthly, for a fixed number of years not exceeding 30. Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

•	Option 6 — Equal Installment Payments, Fixed Amount – An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance.

•	Option 7 — Deposit Option — The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year .. Interest will be paid annually, semiannually, quarterly or monthly as elected.

•	Other Annuity Forms — May be agreed upon.

At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one of the first four options. In no case may payments under Option 1, 2, 3 or 4, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.

The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after option 7 has started, the balance held by Us will be paid to the beneficiary’s estate.

Value of Variable Annuity Payments

Assumed Investment Rates

The annuity tables in the Contract used to calculate the annuity payments are based on an “assumed investment rate” of 2.5%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

At your election, where state law permits, an immediate annuity contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity contracts are available upon request to us.

Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one year for each full five-year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Portfolios you choose.

We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.6% and the Libbie S. Moody Trust, a private trust, owns approximately 37.5% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the separate account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the separate account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the separate account’s reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are numerous subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

The Separate Account is not the only insurance company separate account that invests in the Portfolios. Other insurance company separate accounts, including those funding other variable annuity contracts, variable life insurance policies and other insurance contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans, which invest in the Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND: AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC. ADVISER: SECURITIES MANAGEMENT AND RESEARCH, INC.
Subaccount investing in:	Investment objective:
American National Growth Portfolio	seeks to achieve capital appreciation
American National Balanced Portfolio	seeks to conserve principal, produce current income, and achieve long-term capital appreciation
American National Equity Income Portfolio	seeks to achieve growth of capital and/or current income
American National High Yield Bond Portfolio	seeks to provide a high level of current income As a secondary investment objective, the portfolio seeks capital appreciation
American National International Stock Portfolio	seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies
American National Small-Cap/Mid-Cap Portfolio	seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio	seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities American National Money Market Portfolio seeks the highest current income consistent with the preservation of capital and maintenance of liquidity

FUND: THE ALGER AMERICAN FUND CLASS O SHARES ADVISER: FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger American Small Capitalization Portfolio	seeks long-term capital appreciation
Alger American Growth Portfolio	seeks long-term capital appreciation
Alger American MidCap Growth Portfolio	seeks long-term capital appreciation
Alger American Leveraged AllCap Portfolio	seeks long-term capital appreciation
Alger American Income & Growth Portfolio	primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio	seeks current income and long-term capital appreciation

FUND: FEDERATED INSURANCE SERIES ADVISER: FEDERATED INVESTMENT MANAGMENT COMPANY
Subaccount investing in:	Investment objective:
Federated Capital Income Fund II Subadviser: Federated Global Investment Management Corp.	seeks to achieve high current income and moderate capital appreciation
Federated Growth Strategies Fund II	seeks capital appreciation
Federated High Income Bond Fund II	seeks high current income
Federated Equity Income Fund II	seeks to provide above average income and capital appreciation

FUND: FIDELITY VARIABLE INSURANCE PRODUCTS ESERVICE CLASS 2 ADVISER: FIDELITY MANAGEMENT &RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Mid Cap Portfolio subadvised by: Fidelity Management & Research (U.K.) Inc. Fidelity Management & Research (Far East) Inc. Fidelity Investments Japan Limited, FMR Co., Inc.	seeks long-term growth of capital
VIP Index 500 Portfolio Subadviser: FMR Co., Inc.	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500sm Index (S&P 500®)
VIP Contrafund® Portfolio subadvised by: Fidelity Management & Research (U.K.) Inc. Fidelity Management & Research (Far East) Inc. Fidelity Investments Japan Limited, FMR Co., Inc.	seeks long-term capital appreciation
VIP Aggressive Growth Portfolio subadvised by: Fidelity Management & Research (U.K.) Inc. Fidelity Management & Research (Far East) Inc. Fidelity Investments Japan Limited, FMR Co.,Inc.	seeks capital appreciation
VIP Growth Opportunities Portfolio subadvised by: Fidelity Management & Research (U.K.) Inc. Fidelity Management & Research (Far East) Inc. Fidelity Investments Japan Limited, FMR Co.,Inc.	seeks to provide capital growth

FUND: AIM VARIABLE INSURANCE FUNDS ADVISER: AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
INVESCO VIF-Health Sciences Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks capital growth
INVESCO VIF-Small Company Growth Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks long-term capital growth
INVESCO VIF-Utilities Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks capital growth and also seeks current income
INVESCO VIF-Dynamics Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks long-term capital growth
INVESCO VIF-Financial Services Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks capital growth
INVESCO VIF-Technology Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks capital growth
AIM V.I.-Real Estate Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks to achieve high total return.

FUND: MFS VARIABLE INSURANCE TRUST ADVISER: MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Capital Opportunities Series	seeks capital appreciation
MFS Emerging Growth Series	seeks long-term growth of capital
MFS Research Series	seeks long-term growth of capital and future income
MFS Investors Trust Series	Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income

T. Rowe Price
ADVISER: T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER: T. Rowe Price International,Inc., is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.
FUND: T. Rowe Price Equity Series, Inc.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND: T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

FUND: T. Rowe Price International series, Inc.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
* Not available for investment in contracts issued on or after May 1, 2004.

We have arrangements to provide services to certain Portfolios for which the advisor or distributor of such Portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Portfolios. Some advisors or distributors pay us higher fees than others do. We receive 12b-1 fees from Fidelity Variable Insurance Products for the distribution of the Portfolios of that Fund.

The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general-public and should not be mistaken for other portfolios offered by the same sponsor or that have similar names.

Voting Rights

Since we are the legal holder of the Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

Changes in Investment Options

We may establish additional subaccounts, which would invest in additional Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

Fixed Account

Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. In addition, if you participate in our fixed account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging fixed account options. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging fixed account options to the subaccounts are restricted. (See the “Transfers Before Annuity Date” and the “Special Programs” provisions of this prospectus.)

Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging fixed account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the “'33 Act”) and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the “'40 Act”). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the ‘33 Act or ‘40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging fixed account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging fixed account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the “IRS”) will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract’s Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The “investment in the contract” generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual’s gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

•	made after the taxpayer reaches age 59½;

•	made because of the eath of the Contract Owner;

•	attributable to the taxpayer becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

•	For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

•	For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

•	if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner’s death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.

Exchanges

Section 1035 of the Internal Revenue Code (the “Code”) provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

•	contributions made in excess of specified

•	distributions received prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules;

•	aggregate distributions in excess of a specified annual amount; and

•	contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2.

•	Corporate and Self-Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

•	Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59½, and separation from service, disability, or financial hardship:

(a)	elective contributions made in years beginning after December 31, 1988;

(b)	earnings on those contributions; and

(c)	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

•	Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of a specified dollar amount for the year or 100% of the Contract Owner’s adjusted gross income. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

•	SIMPLE Individual Retirement Annuities - Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans, employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.

•	Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the plan participant attains age 70½, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available.

Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.

All Contracts

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A tax adviser should be consulted for further information.

INVESTMENT PERFORMANCE

Investment Performance information for the subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or enhanced death benefit rider costs.

The subaccount investing in the American National Money Market portfolio may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

Securities Management and Research, Inc. (SM&R”), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the National Association of Securities Dealers.

Sales Of The Contracts

SM&R offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about SM&R and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to SM&R. We may also pay other marketing related expenses associated with the promotion and sales of the Contracts to SM&R. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We pay commissions either as a percentage of first year purchase payments or as a combination of a percentage of first year purchase payments and percentage of Accumulation Value in subsequent years.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time purchase payments have been held under the Contract, Accumulation Values and elected features and benefits).

When a Contract is sold through a registered representative of SM&R, SM&R passes the entire amount of the sales commission through to the registered representative of SM&R who sold the contract. Because registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

SM&R may enter into selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commission paid to the other broker/dealer is not expected to exceed the amount described above. When a Contract is sold through another broker/dealer, we pay the sales commission directly to the selling broker/dealer; that broker/dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts; including other incentives and payments, are not charged directly to you or to your Accumulation Value.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the separate account or us.

FINANCIAL STATEMENTS

The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company,

One Moody Plaza,

Variable Contracts Department,

Galveston, TX 77550

ADDITIONAL INFORMATION

A Registration Statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account and the Contract offered. Statements contained in this prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION-

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

American National Insurance Company
Variable Contracts Department
One Moody Plaza
Galveston, Texas 77550

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

WEALTHQUEST III VARIABLE ANNUITY

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

ONE MOODY PLAZA, GALVESTON TX 77550-7999

1-800-306-2959

RELATING TO THE PROSPECTUS DATED MAY 1, 2004

Registrant

American National Variable Annuity Separate AccountOne
Moody Plaza
Galveston, Texas 77550-7999

Depositor

American National Insurance CompanyOne
Moody PlazaGalveston,
Texas 77550-7999

Principal Underwriter

Securities Management and Research, Inc.2450
South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Auditors

KPMG LLP
700 LouisianaHouston,
Texas 77002-2786

This Statement of Additional Information dated May 1, 2004 expands upon subjects discussed in the prospectus for the Contract. You may obtain a copy of the prospectus dated May 1, 2004, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this Statement shall have the meaning set forth in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract (“the Contract”)

Form 4879-SAI Rev. 5-04

                                                 TABLE OF CONTENTS

THE CONTRACT

The following provides additional information about the Contract which supplements the description in the prospectus and which may be of interest to some Contract Owners.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the amount of Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the “AIR”) of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.50% or other AIR referred to above. Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if subaccounts underlying the Contract have a cumulative net investment return of 4% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable subaccount(s). If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable subaccount(s).

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of Eligible Portfolios. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value
Annuity of 120 monthly payments certain

     1.  Annuity Unit value, beginning of period                         $ .980000

     2.  Net investment factor for period                                 1.001046

     3.  Daily adjustment for 2.5% assumed investment rate                . 999932

     4.  (2) x (3)                                                        1.000978

     5.  Annuity Unit value, end of period (1) x (4)                      $.980958
Illustration: Annuity Payments
Annuity of 120 monthly payments certain

     1.  Number of Accumulation Units at Annuity Date                    10,000.00

     2.  Accumulation Unit value (10 days prior to date of
         first monthly payment)                                          $1.800000

     3.  Accumulation Value of Contract (1) x (2)                      $ 18,000.00

     4.  First monthly annuity payment per $1,000 of net
         sum payable (assume equal to Accumulation Value)                    $9.39

     5.  First monthly annuity payment (3) x (4) / 1,000                   $169.02

     6.  Annuity Unit value (10 days prior to date of first
         monthly payment)                                                 $.980000

     7.  Number of Annuity Units (5) / (6)                                 172.469

     8.  Assume Annuity Unit value for second month equal to              $.997000

     9.  Second monthly annuity payment (7) x (8)                          $171.95

     10. Assume Annuity Unit value for third month equal to               $.953000

     11. Third monthly annuity payment (7) x (10)                          $164.36

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of subaccounts to be passed to the annuitant. Suppose the underlying subaccounts showed a monthly return of 1% after the first month, the payee’s second monthly payment would be (assuming 30 days between payments and an initial annuity payment of $100):

$100 x [1.01/(1.025) 30/365] = $100.80

The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are also not assignable.

MINIMUM DISTRIBUTIONS PROGRAM

Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the “Minimum Distributions Program” by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. American National calculates such amounts assuming the minimum distribution amount is based solely on the value of the Contract Owner’s Contract. However, the required minimum distribution amounts applicable to the Contract Owner’s particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner’s Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70½. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code’s minimum distribution rules.

Minimum Distributions Program is based on American National’s understanding of the present federal income tax laws, as the IRS currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

Subject to arrangements with American National, the Contract is sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. (“SM&R”) acts as the principal underwriter on behalf of American National for distribution of the Contract. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contract through registered representatives. In connection with these sales activities, SM&R is responsible for:

•	compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

•	keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

•	training agents of American National for the sale of Contracts, and

•	forwarding all Purchase Payments under the Contracts directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

During 2003, 2002, and 2001, $3,158,667, $3,168,957 and $2,645,091 respectively was paid to SM&R for the sale of variable life insurance and variable annuity contracts. In 2003, 2002 and 2001, no underwriting commissions were retained by SM&R.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying a separate account be “adequately diversified” in order for contracts to be treated as annuities for federal income tax purposes. We intend that the separate account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners would be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the separate account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

(i)

if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

(ii)	if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner’s interest that is (i) payable as annuity payments which begin within one year of the Contract Owner’s death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary’s life expectancy.

If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the separate account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units and Annuity Units.

PERFORMANCE

Performance information for any subaccount may be compared, in reports and advertising to:

•	the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

•	Dow Jones Industrial Average (“DJIA”),

•	Donoghue’s Money Market Institutional Averages;

•	other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•	the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

•	the effect of tax deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a subaccount, other than yield quotations, will be accompanied by information on that subaccount’s standardized total return for the most recent 1, 5 and 10-year periods or, if less, the period from the subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a subaccount’s return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Nonstandardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

Total Return (Nonstandard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

Yields

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven-day periods. Current yield of a money market subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] — 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[((a — b)/cd + 1)6 — 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

• collect charges,

• pay surrenders,

• provide benefits, or

•transfer assets from one subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new subaccount.

If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

• operate the Separate Account as a management company,

• de-register the Separate Account if registration is no longer required,

• combine the Separate Account with other separate accounts,

• • transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the separate account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.

The participation agreement for the American National Fund provides for termination:

•	upon sixty days advance written notice by any party,

•	by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

•	by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

•	by American National upon the requisite vote of the Contract Owners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, or

•	by American National upon institution of formal proceedings against the American National Fund by the SEC.

Fidelity Variable Insurance Products

–Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•	upon sixty days advance written notice by any party,

•	by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

•	by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the “Code”), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

•	by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

•	by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

•	upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

•	by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement,

•	by American National upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

•	by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

•	by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

•	by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding, or

•	upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•	upon one hundred eighty days advance written notice by any party,

•	at American National’s option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

•	at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of Federated Fund shares,

•	at American National’s option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

•	upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund,

•	if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

•	at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

•	at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	at American National’s option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National,

•	at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the MFS Fund,

•	at American National’s option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

•	at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

•	by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement, or

•	upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund Class O Shares

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	at American National’s option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National,

•	at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the Alger American Fund,

•	at American National’s option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund’s or the underwriter’s duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

•	at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

•	by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	at the option of any party, upon another party’s material breach of any provision of the Alger American participation agreement, or

•	upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

AIM Variable Insurance Funds

The INVESCO Funds participation agreement provides for termination:

•	upon six months advance written notice by any party, with respect to any INVESCO Portfolio,

•	by American National, upon written notice with respect to any INVESCO Portfolio, if American National determines that shares of such portfolio are not reasonably available to meet the requirements of the Contracts,

•	by American National, upon written notice with respect to any INVESCO Portfolio, if the shares of such portfolio are not registered, issued or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	by the INVESCO Funds, upon written notice, upon institution of formal proceedings against American National by the NASD, the SEC, any state insurance department or any other regulatory body regarding American National’s duties under the participation agreement or related to the sale or administration of the Contracts, the operation of the separate account, or the purchase of INVESCO Funds shares, if the INVESCO Funds determines in good faith that any such proceeding would have a material adverse effect on American National’s ability to perform its obligations under the participation agreement,

•	by American National, upon written notice, upon institution of formal proceedings against the INVESCO Funds or the investment adviser by the NASD, the SEC, any state securities or insurance department or any other regulatory body, if American National determines in good faith that any such proceeding would have a material adverse effect on the INVESCO Funds or the adviser’s ability to perform its obligations under the participation agreement,

•	by American National, upon written notice, if the INVESCO Funds cease to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably and in good faith believes that the INVESCO Funds may fail to so qualify,

•	by American National, upon written notice with respect to any INVESCO Portfolio, if the INVESCO Funds fail to meet the diversification requirements specified in the participation agreement or if American National reasonably and in good faith believes that the INVESCO Funds may fail to meet such requirements,

•	by any party to the participation agreement, upon written notice, upon another party’s material breach of any provision of the participation agreement,

•	by American National, 60 days after the other parties’ receipt of written notice, if American National determines in good faith that either the INVESCO Funds or the adviser has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of American National,

•	by the INVESCO Funds or the adviser, 60 days after the other parties’ receipt of written notice, if either of them determines in good faith that American National has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the INVESCO Funds or the adviser,

•	by American National or the INVESCO Funds upon receipt of any necessary regulatory approvals and/or the vote of the Contract Owners to substitute shares of another investment company for the shares of an INVESCO Portfolio, provided American National gives the INVESCO Funds 60 days advance written notice of any proposed vote or other action taken to replace the shares or the filing of any required regulatory approval,

•	by American National or the INVESCO Funds upon a determination that an irreconcilable material conflict exists among the interests of all Contract Owners of all separate accounts or the interests of the insurance companies invested in the INVESCO Funds, or

•	by the INVESCO Funds, effective immediately without notice, if any of the Contracts are not issued or sold in accordance with applicable federal or state law.

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three- year period ended December 31, 2003 and the financial statements of American National Variable Annuity Separate Accounts as of December 31, 2003, and for each of the years or lesser periods in the two-year period then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2003 consolidated financial statements of American National Insurance Company and subsidiaries refers to the company’s change in accounting method for goodwill during 2002.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Financial Statements to be filed by Pre-Effective Amendment.

PART C ITEM AND CAPTION

Items 24.  Financial Statements and Exhibits.

(a)      Financial Statements (to be filed by amendment)

1.       Part A of the Registration Statement.  Condensed financial information reflecting the value and number of units outstanding for each class of accumulation units of the Separate Account for the years ended
      December 31, 2002 through December 31, 2004.
2.       Part B of the Registration Statement
a.        The most recent audited financial statements of the Separate   Account as of December 31, 2004 and for
           each of the years or periods presented.
b.        The consolidated financial statements of the American National Insurance Company as of December 31,
           2004 and for each of the years in the three-year period ended December 31, 2004.
     (b)  Exhibits

Exhibit "1" -     Copy of the resolutions of the Board of Directors of                    the Depositor
authorizing the establishment of the Registrant(previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000)

Exhibit "2" -     Not applicable

Exhibit "3" -     Distribution and Administrative Services Agreement
(previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on February
14, 2000)

Exhibit "4" -     Form of each variable annuity contract (previously filed with registrant's pre-effective amendment number 2 to this registration statement (number 333-30318) filed on July 26, 2000)

Exhibit "4a" -    Form of Group Policy Cover Page for Non-Qualified Contract (previously filed with registrant's pre-effective amendment number 2 to this registration statement (number 333-30318) filed on June 27, 2000)

Exhibit "4b" -    Form of Group Policy Cover Page for Qualified
Contract (previously filed with registrant's pre-effective amendment number 1 to this registration statement
(number 333-30318) filed on June 27, 2000)

Exhibit "4c" -    Form of Non-Qualified Contract (previously filed with registrant's pre-effective amendment number 1 to this registration statement (number 333-30318) filed on June 27, 2000)

Exhibit "4d" -    Form of Qualified Contract (previously filed with registrant's pre-effective amendment number 1 to this registration statement (number 333-30318) filed on June 27, 2000)

Exhibit "4e" -    Form of Minimum Guaranteed Death Benefit Rider
(previously filed with registrant's pre-effective amendment number 1 to this registration statement (number
333-30318) filed on June 27, 2000)

Exhibit "4f" -    Form of Group Contract Minimum Guaranteed Death Benefit Rider (previously filed with registrant's pre-effective amendment number 1 to this registration statement (number 333-30318) filed on June 27,
2000)

Exhibit "4g" -    Form of 3% Guaranteed Death Benefit Rider
(previously filed with registrant's pre-effective amendment number 1 to this registration statement (number
333-30318) filed on June 27, 2000)

Exhibit "4h" -    Form of Group 3% Guaranteed Death Benefit Rider
(previously filed with registrant's pre-effective amendment number 1 to this registration statement (number
333-30318) filed on June 27, 2000)

Exhibit "4i" -    Form of 5% Guaranteed Death Benefit Rider
(incorporated herein by reference to pre-effective amendment number 1 to registration statement on Form N-4
(333-30318) filed on June 27, 2000)

Exhibit "4j" -    Form of Group 5% Guaranteed Death Benefit Rider
(previously filed with registrant's pre-effective amendment number 1 to this registration statement (number
333-30318) filed on June 27, 2000)

Exhibit "5" -     Form of application used with any variable annuity
contract (previously filed with registrant's pre-effective amendment number 1 to this registration statement
(number 333-30318) filed on June 27, 2000)

Exhibit "6a" -    Copy of the Articles of Incorporation of the Depositor(previously filed with registrant's Form
N-4 for this registration statement (number 333-30318) filed on February 14,
2000)

Exhibit "6b" -    Copy of the By-laws of the Depositor (previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000)

Exhibit "7" -     Reinsurance policies (previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on April 30,2004)

Exhibit "8a"      Form of American National Investment Account, Inc.
Participation Agreement (previously filed with registrant's Form N-4 for this registration statement (number
333-30318) filed on February 14, 2000)

Exhibit "8b"      Form of Variable Insurance Products Fund II Participation Agreement (previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000)

Exhibit "8c"      Form of Variable Insurance Products Fund III
Participation Agreement (previously filed with registrant's Form N-4 for this registration statement (number
333-30318) filed on February 14, 2000)

Exhibit "8d"      Form of T. Rowe Price International Series, Inc. T.
Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. (previously filed with registrant's
Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000)

Exhibit "8e"      Form of MFS Variable Insurance Trust Participation
Agreement (previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000)

Exhibit "8f"      Form of Federated Insurance Series Fund Participation
Agreement (previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000)

Exhibit "8g"      Form of Fred Alger American Fund Participation
Agreement (previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000)

Exhibit "8h"      Form of Invesco Fund Participation Agreement (previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000)

Exhibit "8I"       Form of AIM Variable Investment Funds Participation Agreement(previously filed with registrant's Form N-4 for this registration statement (number 333-30318) filed on April 30,2004)

Exhibit "9" -     An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (to be filed by amendment)

Exhibit "10" -   Consent of independent accountants for KPMG LLP (to be filed by amendment)

Exhibit "11" -    Not applicable

Exhibit "12" -    Not applicable

Exhibit "13" -    Not applicable

Exhibit "14" Power of Attorney (previously filed with registrant's Form N-4 for this registration statement
(number 333-30318) filed on April 30,2004)

ITEM 25..DIRECTORS AND OFFICERS OF DEPOSITOR.
                                   -------

                                    Directors

Name                                                 Business Address

-------------------------------------------------------------------------------

George Richard Ferdinandtsen    American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

Irwin Max Herz, Jr.             Greer, Herz & Adams, L.L.P.
                                One Moody Plaza, 18th Floor
                                Galveston, Texas 77550

Robert Eugene Lucas             Gal-Tex Hotel Corporation
                                2302 Postoffice, Suite 504
                                Galveston, Texas 77550

Erle. Douglas McLeod            The Moody Foundation
                                2302 Postoffice, Suite 704
                                Galveston, Texas 77550

Frances Anne Moody-Dahlberg     The Moody Foundation
                                Highland Park Place
                                4515 Cole Avenue LB 34, Suite 500
                                Dallas, Texas 75205

Robert Lee Moody                2302 Postoffice, Suite 702
                                Galveston, Texas 77550

Russell Shearn Moody            American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

William Lewis Moody, IV         2302 Postoffice, Suite 502
                                Galveston, Texas 77550

James Daniel Yarbrough          Galveston County Judge
                                722 Moody
                                Galveston, Texas 77550

Officers

The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.
Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard,
League City, Texas 77573.

Name            .........       Office
----                            ------
Robert Lee Moody                Chairman of the Board and Chief
                                Executive Officer

George Richard Ferdinandtsen    President, Chief Operating Officer

David Alan Behrens              Executive Vice President, Independent
                                Marketing

Robert Allen Fruend             Executive Vice President, Director of
                                Multiple Line Special Markets

Billy Joe Garrison              Executive Vice President, Director of
                                Home Service Division

Michael Wade McCroskey *        Executive Vice President, Investments
                                and Treasurer

Gregory Victor Ostergren        Executive Vice President, Director of
                                Multiple Line

James Edward Pozzi              Executive Vice President, Corporate
                                Planning

Ronald Jay Welch                Executive Vice President and Chief
                                Actuary

Charles Henry Addison           Senior Vice President, Systems Planning
                                and Computing

Albert Louis Amato, Jr.         Senior Vice President, Life Insurance
                                Administration

Glenn Clenton Langley           Senior Vice President, Human Resources

Stephen Edward Pavlicek         Senior Vice President and Controller

Steven Harvey Schouweiler       Senior Vice President, Health Insurance
                                Operations

James Ray Thomason              Senior Vice President, Credit Insurance
                                Operations

Gareth Wells Tolman             Senior Vice President, Corporate
                                Affairs

John Mark Flippin               Secretary

Dwain Allen Akins               Vice President, Corporate Compliance

Julian Antkowiak                Vice President, Director, Computing
                                Division

Paul Barber                     Vice President, Human Resources

Scott Frankie Brast *           Vice President, Real Estate Investments

David Danner Brichler *         Vice President, Mortgage Loan
                                Production

Frank Vincent Broll, Jr.        Vice President and Actuary

William Franklin Carlton        Vice President and Assistant
                                Controller, Financial Reporting

James Arthur Collura            Vice President, Marketing Performance
                                and Field Management Development

Richard Thomas Crawford         Vice President and Assistant
                                Controller, General Accounting

George Clayton Crume            Vice President, Brokerage Sales

Douglas Alton Culp              Vice President, Financial Institution

Gordon Dennis Dixon             Vice President, Stocks

Steven Lee Dobbe                Vice President, Broker Dealer Marketing

Debbie Stem Fuentes             Vice President, Health Claims

Franklin James Gerren           Vice President, Payroll Deduction

Bernard Stephen Gerwel          Vice President, Agency Automation

Joseph Fant Grant, Jr.          Vice President, Group Actuary

Rex David Hemme                 Vice President and Actuary

Michael Emmett Hogan            Vice President, Credit Insurance
                                Operations

Charles Jordan Jones            Vice President, Health Underwriting/
                                New Business

Dwight Diver Judy               Vice President, Financial Marketing

Dr. Harry Bertrand Kelso, Jr.   Vice President and Medical Director

Gary Wayne Kirkham              Vice President, Director of Planning
                                and Support

George Arthur Macke             Vice President, General Auditor

George William Marchand         Vice President, Life Underwriting

Dixie Nell McDaniel             Vice President, Home Service
                                Administration

Meredith Myron Mitchell         Vice President, Director of
                                Life/Annuity Systems

James Walter Pangburn           Vice President, Credit Insurance/
                                Special Markets

Edward Bruce Pavelka            Vice President, Life Policy
                                Administration

Ronald Clark Price              Vice President, Multiple Line Chief
                                Life Marketing Officer

James Truitt Smith              Vice President, Pension Sales

James Patrick Stelling          Vice President, Group/Health Compliance

Kelly Marie Wainscott           Vice President, Alternative
                                Distribution

William Henry Watson, III       Vice President, Chief Health Actuary

Malcolm Latimer Waugh, Jr.      Vice President, Life Claims

George Ward Williamson          Vice President, Asst. Director, Home
                                Service Division

Jimmy Lynn Broadhurst           Asst. Vice President, Director
                                Individual Health/Group Systems

Joseph James Cantu              Asst. Vice President and Illustration
                                Actuary

Joseph Wayne Cucco              Asst. Vice President, Advanced Life
                                Sales

Nancy Maureen Day               Asst. Vice President, Pension
                                Administration

John Darrell Ferguson           Asst. Vice President, Creative Services

Douglas Neal Fullilove          Asst. Vice President, Director, Agents
                                Employment

Barbara Jean Huerta             Asst. Vice President, Dir. of App.
                                Dev.- Financial and Admin. Systems

Kenneth Joseph Juneau           Asst. Vice President, Director,
                                Advisory Systems Engineer

Carol Ann Kratz                 Asst. Vice President, Human Resources

Doris Lanette Leining           Asst. Vice President, Life Underwriting

Bradley Wayne Manning           Asst. Vice President, General Manager
                                Life Claims

Roney Gene McCrary              Asst. Vice President, Application
                                Development Division

James Brian McEniry             Asst. Vice President, Director of
                                Telecommunications

Zeb Marshall Miller, III        Asst. Vice President, Health
                                Administration

Michael Scott Nimmons           Asst. Vice President, Associate General
                                Auditor, Home Office

Ronald Joseph Ostermayer        Asst. Vice President, Director of Group
                                Quality Assurance

Michael Christopher Paetz       Asst. Vice President, Director of Group
                                and MGA Operations

Robert Arthur Price             Asst. Vice President, Account
                                Executive/Special Markets

Judith Lynne Regini             Asst. Vice President, Corporate
                                Compliance

Raymond Edward Pittman, Jr.     Asst. Vice President, Director of
                                Marketing/Career Development

Suzanne Brock Saunders          Asst. Vice President, Real Estate
                                Services

Gerald Anthony Schillaci        Asst. Vice President and Actuary

Morris Joseph Soler             Asst. Vice President, HIPAA Privacy
                                Officer

Clarence Ellsworth Tipton       Asst. Vice President and Assistant
                                Actuary

Daniel Gilbert Trevino, Jr.     Asst. Vice President, Director,
                                Computing Services

James Alexander Tyra            Asst. Vice President, Life Insurance
                                Systems

John Oliver Norton              Actuary

Richard Morris Williams         Life Product Actuary

Jeanette Elizabeth Cernosek     Assistant Secretary

Victor John Krc                 Assistant Treasurer

 ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR THE REGISTRANT
            -------
The Registrant, American National Variable Annuity Separate Account, is a separate account of American National
Insurance Company, a Texas insurance company. The Libbie Shearn Moody Trust owns approximately 37.46% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.3% of the outstanding stock of
American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Ann Moody-Dahlberg, Robert L. Moody and Ross Rankin Moody.
Robert L. Moody is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director
and Chief Executive Officer of American National Insurance Company. Robert L. Moody has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, a Director and controlling shareholder.

The Moody National Bank is the trustee of the Libbie Shearn Moody
Trust and various other trusts which, in the aggregate, own approximately 46.6% of the outstanding stock of
American National Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97% of the outstanding shares of The Moody National Bank.  Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody
Bancshares, Inc. The Three R Trusts, trusts created by Robert L. Moody for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 33.0% and the Libbie Shearn Moody Trust owns 51.0% of the outstanding stock of Gal-Tex
Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation has the following wholly-owned subsidiaries, listed in alphabetical order:

         Gal-Tenn Hotel Corporation       LHH Hospitality, Inc.
         Gal-Tex Management Company       1859 Historic Hotels, Ltd.
         Gal-Tex Woodstock, Inc.          1859 Beverage Company
         Gal-Tex Hospitality Corporation
         Gal-Tex Management Hospitality Company

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  Alternative Benefit Management, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: ANTAC, Inc. owns all of the outstanding common stock.
-----------------------------------

Entity:  American Hampden Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 95% interest.
-----------------------------------

Entity: American National County Mutual Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Managed by American National Insurance
Company.
-----------------------------------

Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.
------
Entity Form: a Mexico insurance company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity: American National of Delaware Corporation
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation
Entity Form: a Texas corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Delaware)
------
Entity Form: a Delaware corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Nevada)
------
Entity Form: a Nevada corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------

Entity:  American National General Insurance Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.

-----------------------------------

Entity:  American National Insurance Service Company
Entity Form: a Missouri corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------

Entity: American National Investment Accounts, Inc.
------
Entity Form: a Maryland corporation - registered investment company
-----------
Ownership or Other Basis of Control: Investment Advisory Agreement with
Securities Management and Research, Inc.
-----------------------------------
Also, American National Insurance Company and Securities Management and
Research, Inc. own stock of the Company.

Entity: American National Life Holdings, Inc.
Entity Form: a Nevada Corporation
Ownership or Other Basis of Control: American National Insurance Company
owns all outstanding common stock;
-----------------------------------
Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of Texas
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Life Holdings, Inc.
-----------------------------------

Entity: American National Lloyds Insurance Company
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance
Management, Inc.
------------------------------------

Entity:  American National Promotora de Ventas, S.A. de C.V.
------
Entity Form: a Mexico marketing company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity:  American National Property and Casualty Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Holding
-----------------------------------
Company, LLC.

Entity: American National Property and Casualty Holding Company, LLC
------
Entity Form: a Nevada Limited Liability Company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns a 94% interest; Comprehensive
-----------------------------------
Investment Services, Inc. owns a 6% interest.

Entity:  American National Reinsurance Company
Entity Form: a Nevis corporation
Ownership or Other Basis of Control: 60% owned by American National Insurance
 Company.
-----------------------------------
Entity: Anford Pinnacle, L.P.
Form: A Texas limited Partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest
-----------------------------------
Entity:  AN/WRI Partnership, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L. P. owns an 80% limited partnership interest.
-----------------------------------

Entity:  ANDV 97, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  ANIND TX, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: ANDV 97, Inc. owns 100%.
-------------------------------------------------------------------------------------------------------------------

-----------------------------------
Entity:  ANMEX International, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------

Entity:  ANMEX International Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------

Entity:  ANPAC General Agency of Texas
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------

Entity: ANPAC Lloyds Insurance Management, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Wholly owned subsidiary of American
National Property and Casualty Company.
------------------------------------

Entity:  ANPAC Louisiana Insurance Company
Entity Form: a Louisiana corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity:  ANPIN, L.P.
Entity Form:  a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle 99, Inc owns a 99% limited partnership interest.  ANPIN owns a 1%
general partnership interest.
-----------------------------------

Entity:  AN/WRI DEVCO #1, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80% limited partnership interest
----------------------------------
Entity:  ANREM Corporation
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Securities
 Management and Research, Inc.
-----------------------------------

Entity:  ANTAC, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------

Entity:  Comprehensive Investment Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------

Entity:  Eagle 99, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  Eagle AN, L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc.
owns a .1% general partnership interest.
-----------------------------------
Entity:  Eagle Ind., L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest,
and ANIND TX, Inc. owns a .1% general partnership interest.

Entity:  Eagle/WHTV, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P.. owns a 50% limited partnership interest.
-----------------------------------

Entity:  Farm Family Casualty Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Financial Services, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Holdings, Inc.
Entity Form: a Delaware corporation
Ownership or Other Basis of Control: 0.7% owned by Comprehensive Investment
Services, Inc.; 94.3% owned by
-----------------------------------
American National Holdings, LLC; 5% owned by TMNY Investments, LLC.

Entity:  Farm Family Life Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Garden State Life Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Life Holdings, Inc.
-----------------------------------

Entity:  Harbour Title Company
Entity Form: a Texas corporation
Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns
 50% of the outstanding stock.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund III, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund IV, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  I-10 Westview Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% interest.
-----------------------------------

Entity:  IAH 97 Joint Venture
Entity Form: a Texas general partnership
Ownership or Other Basis of Control: ANDV 97, Inc. has a 99% interest.
-----------------------------------

Entity:  Kearns Building Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 85% interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund II, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Loudoun Medical L.L.C. #1
------
Entity Form: a Maryland limited liability company
-----------
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.
-----------------------------------

Entity:  Pacific Property and Casualty Company
Entity Form: a California corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity:  McMillan/Miami, LLC
Entity Form: a FL limited liability company.
Ownership or Other Basis of Control: Wholly owned by Eagle AN, L.P.
-----------------------------------
Entity:  Panther Creek Limited Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a
 99% limited partnership interest.
-----------------------------------

Entity:  PCO Corporate Drive Limited Partnership
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 98% interest.
ANIND TX, Inc. owns a 1% interest
-----------------------------------

Entity:  Preston 121 Partners, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest.
Eagle AN, LP owns a 98% limited partnership interest.
-----------------------------------

Entity:  R.A.A.B. of W. Va., Inc.
------
Entity Form: a West Virginia corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage,
 Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Casualty
Insurance Company.
-----------------------------------

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.
------
Entity Form: a Massachusetts corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and
Brokerage, Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.
Entity Form: a New Hampshire corporation
Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage,
Inc.
-----------------------------------

Entity:  Rutledge Partners, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 19% interest.
-----------------------------------

Entity: Securities Management and Research, Inc.
Entity Form: a Florida corporation - a registered broker-dealer and investment adviser
-----------
Ownership or Other Basis of Control: Wholly-owned subsidiary of American
 National Insurance Company.
-----------------------------------

Entity:  Servicios de Administracion American National, S.A. de C.V.
------
Entity Form: a Mexico administrative services company
-----------
Ownership or Other Basis of Control: ANMEX International Services, Inc. owns
 99.9%, ANMEX International, Inc.
-----------------------------------
owns 0.10%.

Entity: SM&R Investments, Inc.
Entity Form: a Maryland corporation
Ownership or Other Basis of Control: Investment Advisory Agreement with
Securities Management and Research, Inc.
-----------------------------------

Entity:  South Shore Harbour Development, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest. ANREM Corp. owns a 5%
-----------------------------------
general partnership interest.

Entity:  Standard Life and Accident Insurance Company
Entity Form: an Oklahoma insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Life Holdings, Inc.
-----------------------------------

Entity:  Starvest Partners, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  TCV IV, L.P.
------
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Third and Catalina, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 49% limited partnership interest.
-----------------------------------

Entity:  Thomas Weisel Capital Partners, L.P.
Entity Form: a limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Timbermill, Ltd.
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.
-----------------------------------

Entity:  TMNY Investments, LLC
------
Entity Form: a Texas limited liability company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns approximately 17%; American National Property and Casualty Company owns approximately17%; approximately 66% owned by employees.

Entity:  Town and Country Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  United Farm Family Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Life
Insurance Company.
-----------------------------------

                                        ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2004, there were XXX owners of the Contracts covered by this Registration Statement

                                             ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i)arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy;
provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National
By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         ITEM 29. PRINCIPAL UNDERWRITERS

 (a) Securities Management and Research, Inc. serves as investment adviser to
(i)      SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R
         Alger Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced
         Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and
(ii)     American National Investment Accounts, Inc. Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

(b) The Registrant's principal underwriter is Securities Management and
Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

Name                                Position                           Principal Business Address

-------------------------------------------------------------------------------------------------------------------
David A. Behrens                    Director                           American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

Gordon D. Dixon                     Director,                          Securities Management and Research, Inc.
2450 South Shore Boulevard                  Senior Vice President,
League City, Texas 77573            Chief Investment Officer

G. Richard Ferdinandtsen            Director                            American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

R. Eugene Lucas                     Director                           Gal-Tex Hotel Corporation
2302 Postoffice Street, Suite 504
Galveston, Texas 77550

Michael W. McCroskey                Director, President,               Securities Management and Research, Inc.
2450 South Shore Boulevard          Chief Executive Officer
League City, Texas 77573

Ronald J. Welch                     Director                           American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

Teresa E. Axelson                   Vice President, Secretary,         Securities Management and Research, Inc.
2450 South Shore Boulevard          Chief Compliance Officer
League City, Texas 77573

Brenda T. Koelemay                  Vice President, Treasurer,         Securities Management and Research, Inc.
2450 South Shore Boulevard          Chief Administrative
League City, Texas 77573            and Financial Officer

T.Brett Harrington                 Vice President, Securities
Management and Research, Inc.       Fund Marketing
2450 South Shore Boulevard
League City, Texas 77573

Ronald C. Price                     Vice President                     Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Andrew R. Duncan                   Vice President, Head of Mutual Funds Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Anne M. LeMire                     Vice President, Head of Fixed Income  Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

John S. Maidlow            Vice President, Head of Portfolio Management  Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Emerson V. Unger                    Vice President, Marketing          Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Vicki R. Douglas                    Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Steven Douglas Geib                 Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Sally F. Praker                     Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Michele S. Lord                     Assistant Secretary                Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

(c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not Applicable

ITEM 32. UNDERTAKINGS

(a)Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. (b)Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information. (c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.

(d)The registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

(1)

Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract.

(2)	Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the contract;

(3)

Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants.

(4)

Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(e)

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

Signatures

        Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registrations statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 29th day of April, 2004.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT (By: American National Insurance Company

By:__/s/ Robert L. Moody

Robert L. Moody, Chairman of the Board, and Chief Executive Officer By:__/s/ G. Richard Ferdinandsten G. Richard Ferdinandsten President And Chief Operating Officer AMERICAN NATIONAL INSURANCE COMPANY (Depositor) By:__/s/ Robert L. Moody

Robert L. Moody, Chairman of the Board, and Chief Executive Officer By:__/s/ G. Richard Ferdinandsten G. Richard Ferdinandsten President And Chief Operating Officer

attest:/s/
J. Mark Flippim

_________________

J. Mark Flippin, Secretary

        As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                                     Title                         Date

/s/ Michael W. McCroskey                  Executive Vice President
Michael W. McCroskey                  Investments (Principal Financial
4/29/04                                            Officer)

                                        Senior Vice President
/s/Stephen E. Pavlicek                         and
Stephen E. Pavlicek            Controller (Principal Accounting Officer) 4/29/04

Signature                                   Title                           Date

Chairman of the Board,Robert L. Moody

Robert L. Moody Director, President and Chief 4/29/04 Executive Officer Director

/s/ G. Richard FerdinandstenG.
Richard Ferdinandtsen

>

4/29/04

Director

Buddy Herz, Jr

/s/ By Dwain A. Akins* Director

Irwin M. Herz, Jr.

4/29/04

/s/ By Dwain A. Akins*

Eugene Lucas Director 4/29/04

E.     Douglas McLeod Director

Director

Frances Anne Moody

Russell. Moody

Director

/s/ Dwain A. Akins*

W.     L. Moody, IV Director 4/29/04

_______________________ DirectorJames
D. Yarbrough

*pursuant to a Power of Attorney dated April 23, 2004.

_________________